                                        As filed pursuant to Rule 497(c)
                                        under the Securities Act of 1933
                                        Registration Nos. 33-86642 and 811-08874

                             [ANCHOR ADVISOR LOGO]

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE ANCHOR ADVISOR VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                               December 29, 2000

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                     1. THE ANCHOR ADVISOR VARIABLE ANNUITY
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The Anchor Advisor Variable Annuity is a contract between you and Anchor
National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

Anchor Advisor offers a diverse selection of money managers and investment options. You may divide your money among any or all of our 28 variable portfolios and the one-year fixed account and one-year DCA fixed account options. Your investment is not guaranteed. The value of your Anchor Advisor contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. The interest rates are guaranteed by Anchor National.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate earned on the fixed account option in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 years;

   (4) payments for your lifetime, but for not less than 10, or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

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                        3. PURCHASING AN ANCHOR ADVISOR
                           VARIABLE ANNUITY CONTRACT
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You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial purchase payment is $10,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase.

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                             4. INVESTMENT OPTIONS
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You may allocate money to the following variable portfolios of the Anchor Series
Trust ("AST") and/or the SunAmerica Series Trust ("SST"):

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth & Income Portfolio                                            SST

  MANAGED BY DAVIS SELECTED ADVISERS L.P.

      - Davis Venture Value Portfolio                                        SST

  MANAGED BY FEDERATED INVESTORS L.P.

      - Federated Value Portfolio                                            SST
      - Telecom Utility                                                      SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                     SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST

 MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.

      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Asset Allocation Portfolio                                           SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - SunAmerica Balanced Portfolio                                        SST

BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                             SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                                SST

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - High-Yield Bond Portfolio                                            SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

      - Government & Quality Portfolio                                       AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.

      - Cash Management Portfolio                                            SST

You may also allocate money to the one-year fixed account option or the one-year DCA fixed account option. The interest rate applicable to the account will differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the one-year period.

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                                  5. EXPENSES
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We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .53% to 1.55%.

Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) applies to each subsequent transfer. There are no withdrawal charges under the contract.

In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges and the investment charges for each variable portfolio.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

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                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation(1)                   1.52%                0.74%             2.26%           $  23             $256
Government and Quality Bond               1.52%                0.66%             2.18%           $  22             $248
Growth                                    1.52%                0.73%             2.25%           $  23             $255
Natural Resources                         1.52%                1.00%             2.52%           $  25             $282
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SUNAMERICA SERIES TRUST PORTFOLIO
Aggressive Growth                         1.52%                0.75%             2.27%           $  23             $257
Alliance Growth                           1.52%                0.63%             2.15%           $  22             $245
Asset Allocation                          1.52%                0.63%             2.15%           $  22             $245
Blue Chip Growth(2,3)                     1.52%                0.85%             2.37%           $  24             $267
Cash Management(4)                        1.52%                0.53%             2.05%           $  21             $234
Corporate Bond                            1.52%                0.71%             2.23%           $  22             $253
Davis Venture Value                       1.52%                0.74%             2.26%           $  23             $256
"Dogs" of Wall Street(3)                  1.52%                0.67%             2.19%           $  22             $249
Federated Value                           1.52%                0.77%             2.29%           $  23             $259
Global Bond                               1.52%                0.84%             2.36%           $  24             $266
Global Equities                           1.52%                0.84%             2.36%           $  24             $266
Goldman Sachs Research(2,3)               1.52%                1.35%             2.87%           $  29             $316
Growth-Income                             1.52%                0.56%             2.08%           $  21             $238
Growth Opportunities(2,3)                 1.52%                1.00%             2.52%           $  25             $282
High-Yield Bond                           1.52%                0.67%             2.19%           $  22             $249
International Diversified Equities        1.52%                1.22%             2.74%           $  27             $304
International Growth & Income             1.52%                1.21%             2.73%           $  27             $303
MFS Growth & Income                       1.52%                0.75%             2.27%           $  23             $257
MFS Mid-Cap Growth(3)                     1.52%                1.15%             2.67%           $  27             $297
Putnam Growth                             1.52%                0.80%             2.32%           $  23             $262
SunAmerica Balanced                       1.52%                0.66%             2.18%           $  22             $248
Technology(2,3)                           1.52%                1.55%             3.07%           $  31             $335
Telecom Utility(5)                        1.52%                0.84%             2.36%           $  24             $266
Worldwide High Income                     1.52%                1.12%             2.64%           $  26             $294
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

(1) The Total Annual Investment Charge noted here is restated to reflect an estimate of the fees for the portfolio for the current fiscal year. This fee increase became effective August 1, 2000 following approval by the Board of Directors of the Trust and the shareholders.

(2) This portfolio was not available for sale during fiscal year 2000. The Total Annual Investment Charges are based on estimated amounts for the current fiscal year.

(3) For this portfolio, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and or reimbursements during this fiscal year as follows: MFS Mid-Cap Growth (1.17%). Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the "Dogs" of Wall Street Portfolio would have been 0.67%. For the "Dogs" of Wall Street portfolio for fiscal year ended January 31, 2000, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after the recoupment remaining at .67%.

(4)  Formerly managed by SunAmerica Asset Management Corp.

(5) Formerly named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

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                                 7. WITHDRAWALS
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You may take withdrawals from your contract at any time in the amount of $1,000 or more. Withdrawal requests must be in writing. You may also establish systematic withdrawals in a minimum amount of $250. There are no withdrawal charges under the contract.

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                                 8. PERFORMANCE
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When you invest in the Anchor Advisor Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust.

The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Past performance is no guarantee of future results.

--------------------------------------------------------------
        ANCHOR SERIES                   CALENDAR YEAR
       TRUST PORTFOLIO          1997       1998          1999
--------------------------------------------------------------
  Capital Appreciation          23.56%     20.36%        65.37%
  Government and Quality Bond    7.90%      7.47%        -3.10%
  Growth                        28.43%     27.00%        25.02%
  Natural Resources             -9.94%    -18.61%        39.46%
-------------------------------------
SUNAMERICA SERIES
TRUST PORTFOLIO
--------------------------------------------------------------
  Aggressive Growth             10.64%     15.67%        81.90%
  Alliance Growth               29.46%     49.89%        31.09%
  Asset Allocation              19.98%      1.74%         7.83%
  Blue Chip Growth+              --         --            --
  Cash Management                3.58%      3.51%         3.20%
  Corporate Bond                 9.24%      4.38%        -3.31%
  Davis Venture Value           32.25%     12.02%        14.37%
  "Dogs" of Wall Street            --       --           -8.49%
  Federated Value               29.46%     16.13%         4.62%
  Global Bond                    8.41%      9.14%        -2.48%
  Global Equities               13.33%     20.97%        28.96%
  Goldman Sachs Research+        --         --            --
  Growth-Income                 31.90%     28.80%        28.08%
  Growth Opportunities+          --         --            --
  High-Yield Bond               12.74%     -4.43%         4.92%
  International Diversified
    Equities                     4.80%     16.70%        22.68%
  International Growth &
    Income+                      --         9.13%        22.37%
  MFS Growth & Income+          21.35%     27.33%         4.36%
  MFS Mid-Cap Growth+            --         --            --
  Putnam Growth+                30.49%     32.69%        27.76%
  SunAmerica Balanced           22.60%     22.76%        19.56%
  Technology+                    --         --            --
  Telecom Utility               23.87%     12.32%         0.25%
  Worldwide High Income         13.81%    -18.33%        17.48%
-------------------------------------
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

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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit. You must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

     OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate (3% growth rate if 70 or older at the time of contract issue); or

(3) the value of your contract on the seventh contract anniversary, plus any purchase payments since the seventh anniversary and less any withdrawals (and any fees or charges applicable to such withdrawals), all compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue).

     OPTION 2 - MAXIMUM ANNIVERSARY OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.

If you are age 90 or older at the time of death and selected the option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death.
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                             10. OTHER INFORMATION
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FREE LOOK: You may cancel your contract within ten days (or longer if required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios, the 1-year fixed account option or the 1-year DCA fixed account option.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: You will receive a confirmation of each transaction within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging may be confirmed quarterly. Purchase payments received through the automatic payment plan or salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.

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                                 11. INQUIRIES
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If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

      Anchor National Life Insurance Company
      P.O. Box 100330
      Pasadena, California 91189-0001

                                        As filed pursuant to Rule 497(c)
                                        under the Securities Act of 1933
                                        Registration Nos. 33-86642 and 811-08874

                             [ANCHOR ADVISOR LOGO]

                                   PROSPECTUS
                               DECEMBER 29, 2000

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has 30 investment choices -- a one-year fixed
To learn more about the annuity               account option, a one-year DCA fixed account option and the
offered by this prospectus, you can           28 Variable Portfolios listed below. The 28 Variable
obtain a copy of the Statement of             Portfolios are part of the Anchor Series Trust ("AST") or
Additional Information ("SAI") dated          the SunAmerica Series Trust ("SST").
December 29, 2000. The SAI has been
filed with the Securities and                 STOCKS:
Exchange Commission ("SEC") and is            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
incorporated by reference into this           - Alliance Growth Portfolio                              SST
prospectus. The Table of Contents of          - Global Equities Portfolio                              SST
the SAI appears on page 16 of this            - Growth & Income Portfolio                              SST
prospectus. For a free copy of the            MANAGED BY DAVIS SELECTED ADVISERS L.P.
SAI, call us at (800) 445-SUN2 or             - Davis Venture Value Portfolio                          SST
write to us at our Annuity Service            MANAGED BY FEDERATED INVESTORS L.P.
Center, P.O. Box 54299, Los Angeles,          - Federated Value Portfolio                              SST
California 90054-0299.                        - Telecom Utility                                        SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
In addition, the SEC maintains a              - Goldman Sachs Research Portfolio                       SST
website (http://www.sec.gov) that             MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
contains the SAI, materials                   - MFS Growth & Income Portfolio                          SST
incorporated by reference and other           - MFS Mid Cap Growth Portfolio                           SST
information filed electronically with         MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
the SEC by Anchor National.                   - International Diversified Equities Portfolio           SST
                                              - Technology Portfolio                                   SST
ANNUITIES INVOLVE RISKS, INCLUDING            MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - International Growth & Income Portfolio                SST
NOT A DEPOSIT OR OBLIGATION OF, OR            - Putnam Growth Portfolio                                SST
GUARANTEED OR ENDORSED BY, ANY BANK.          MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
THEY ARE NOT FEDERALLY INSURED BY THE         - Aggressive Growth Portfolio                            SST
FEDERAL DEPOSIT INSURANCE                     - Blue Chip Growth Portfolio                             SST
CORPORATION, THE FEDERAL RESERVE              - "Dogs" of Wall Street Portfolio                        SST
BOARD OR ANY OTHER AGENCY.                    - Growth Opportunities Portfolio                         SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              - Natural Resources Portfolio                            AST
                                              BALANCED:
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Portfolio                         AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.
                                              - Cash Management Portfolio                              SST

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
    ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

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                         TABLE OF CONTENTS
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 GLOSSARY....................................................     2
 FEE TABLES..................................................     3
       Owner Transaction Expenses............................     3
       Annual Separate Account Expenses......................     3
       Portfolio Expenses....................................     3
 EXAMPLES....................................................     4
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     5
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     5
       Allocation of Purchase Payments.......................     6
       Accumulation Units....................................     6
       Free Look.............................................     6
 INVESTMENT OPTIONS..........................................     6
       Variable Portfolios...................................     6
       Anchor Series Trust...................................     6
       SunAmerica Series Trust...............................     7
       Fixed Account Options.................................     7
       Transfers During the Accumulation Phase...............     7
       Dollar Cost Averaging.................................     8
       Asset Allocation Rebalancing..........................     9
       Voting Rights.........................................     9
       Substitution..........................................     9
 WITHDRAWAL..................................................     9
       Systematic Withdrawal Program.........................     9
       Minimum Contract Value................................    10
 DEATH BENEFIT...............................................    10
 EXPENSES....................................................    11
       Insurance Charges.....................................    11
       Investment Charges....................................    11
       Transfer Fee..........................................    11
       Premium Tax...........................................    11
       Income Taxes..........................................    11
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    11
 INCOME OPTIONS..............................................    11
       Annuity Date..........................................    11
       Income Options........................................    12
       Fixed or Variable Income Payments.....................    12
       Income Payments.......................................    12
       Transfers During the Income Phase.....................    12
       Deferment of Payments.................................    12
 TAXES.......................................................    13
       Annuity Contracts in General..........................    13
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    13
       Tax Treatment of Distributions -
       Qualified Contracts...................................    13
       Minimum Distributions.................................    13
       Diversification.......................................    13
 PERFORMANCE.................................................    14
 OTHER INFORMATION...........................................    14
       Anchor National.......................................    14
       The Separate Account..................................    14
       The General Account...................................    14
       Distribution of the Contract..........................    15
       Administration........................................    15
       Legal Proceedings.....................................    15
       Ownership.............................................    15
       Custodian.............................................    15
       Additional Information................................    15
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 16
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PREMIUM TAXES.................................   B-1
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                              GLOSSARY
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 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE................   None
CONTRACT MAINTENANCE CHARGE......   None
TRANSFER FEE.....................   No charge for first 15 transfers
                                    each contract year; thereafter,
                                    fee is $25 ($10 in Pennsylvania
                                    and Texas) per transfer

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge...................  1.37%
  Distribution Expense Charge.........................  0.15%
                                                        -----
      TOTAL SEPARATE ACCOUNT EXPENSES                   1.52%
                                                        =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 1999)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation(1)                                          0.70%           0.04%            0.74%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.68%           0.05%            0.73%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    (1) The expenses noted here are restated to reflect an estimate of the fees for the portfolio for the current fiscal year. This fee increase became effective on August 1, 2000 following approval by the Board of Directors of the Trust and shareholders.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED
                               JANUARY 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.03%            0.63%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.58%           0.05%            0.63%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1,2)                                            0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(3)                                               0.49%           0.04%            0.53%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.09%            0.71%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.03%            0.74%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street(1)                                         0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.71%           0.06%            0.77%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.69%           0.15%            0.84%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.12%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,2)                                      1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.03%            0.56%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1,2)                                        0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.62%           0.05%            0.67%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.22%            1.22%
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                    0.98%           0.23%            1.21%
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                              0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1)                                            0.75%           0.40%            1.15%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.76%           0.04%            0.80%
-----------------------------------------------------------------------------------------------------------
Technology(1,2)                                                  1.20%           0.35%            1.55%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(4)                                               0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.62%           0.04%            0.66%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.12%            1.12%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    (1) For this portfolio, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these during this fiscal year as follows: MFS Mid-Cap Growth (1.17%). Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the "Dogs" of Wall Street Portfolio would have been 0.67%. For the "Dogs" of Wall Street portfolio for fiscal year ended January 31, 2000, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after the recoupment remaining at .67%.
    (2) This portfolio was not available for sale during fiscal year 2000. The percentages are based on estimated amounts for the current fiscal year.
    (3) Formerly managed by SunAmerica Asset Management Corp.
    (4) Formerly named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and:
        (a) surrendered the contract at the end of the stated time period; and
        (b) if the contract is not surrendered.*

                         PORTFOLIO                             1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $23     (a) $70    (a) $119   (a) $256
                                                              (b) $23     (b) $70    (b) $119   (b) $256
--------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $22     (a) $67    (a) $115   (a) $248
                                                              (b) $22     (b) $67    (b) $115   (b) $248
--------------------------------------------------------------------------------------------------------
Growth                                                        (a) $23     (a) $69    (a) $119   (a) $255
                                                              (b) $23     (b) $69    (b) $119   (b) $255
--------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $25     (a) $77    (a) $132   (a) $282
                                                              (b) $25     (b) $77    (b) $132   (b) $282
--------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $23     (a) $70    (a) $120   (a) $257
                                                              (b) $23     (b) $70    (b) $120   (b) $257
--------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $22     (a) $66    (a) $114   (a) $245
                                                              (b) $22     (b) $66    (b) $114   (b) $245
--------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $22     (a) $66    (a) $114   (a) $245
                                                              (b) $22     (b) $66    (b) $114   (b) $245
--------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $24     (a) $73    (a) $125   (a) $267
                                                              (b) $24     (b) $73    (b) $125   (b) $267
--------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $21     (a) $63    (a) $109   (a) $234
                                                              (b) $21     (b) $63    (b) $109   (b) $234
--------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $22     (a) $69    (a) $118   (a) $253
                                                              (b) $22     (b) $69    (b) $118   (b) $253
--------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $23     (a) $70    (a) $119   (a) $256
                                                              (b) $23     (b) $70    (b) $119   (b) $256
--------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $22     (a) $68    (a) $116   (a) $249
                                                              (b) $22     (b) $68    (b) $116   (b) $249
--------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $23     (a) $71    (a) $121   (a) $259
                                                              (b) $23     (b) $71    (b) $121   (b) $259
--------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $24     (a) $73    (a) $124   (a) $266
                                                              (b) $24     (b) $73    (b) $124   (b) $266
--------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $24     (a) $73    (a) $124   (a) $266
                                                              (b) $24     (b) $73    (b) $124   (b) $266
--------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $29     (a) $88    (a) $150   (a) $316
                                                              (b) $29     (b) $88    (b) $150   (b) $316
--------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $21     (a) $64    (a) $110   (a) $238
                                                              (b) $21     (b) $64    (b) $110   (b) $238
--------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $25     (a) $77    (a) $132   (a) $282
                                                              (b) $25     (b) $77    (b) $132   (b) $282
--------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $22     (a) $68    (a) $116   (a) $249
                                                              (b) $22     (b) $68    (b) $116   (b) $249
--------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $27     (a) $84    (a) $143   (a) $304
                                                              (b) $27     (b) $84    (b) $143   (b) $304
--------------------------------------------------------------------------------------------------------
International Growth Income                                   (a) $27     (a) $84    (a) $143   (a) $303
                                                              (b) $27     (b) $84    (b) $143   (b) $303
--------------------------------------------------------------------------------------------------------
MFS Growth & Income                                           (a) $23     (a) $70    (a) $120   (a) $257
                                                              (b) $23     (b) $70    (b) $120   (b) $257
--------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $27     (a) $82    (a) $140   (a) $297
                                                              (b) $27     (b) $82    (b) $140   (b) $297
--------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $23     (a) $71    (a) $122   (a) $262
                                                              (b) $23     (b) $71    (b) $122   (b) $262
--------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $22     (a) $67    (a) $115   (a) $248
                                                              (b) $22     (b) $67    (b) $115   (b) $248
--------------------------------------------------------------------------------------------------------
Technology                                                    (a) $31     (a) $94    (a) $160   (a) $335
                                                              (b) $31     (b) $94    (b) $160   (b) $335
--------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $24     (a) $73    (a) $124   (a) $266
                                                              (b) $24     (b) $73    (b) $124   (b) $266
--------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $26     (a) $81    (a) $138   (a) $294
                                                              (b) $26     (b) $81    (b) $138   (b) $294
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

       * Anchor National does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    "Dogs" of Wall Street (.85%); MFS Mid-Cap Growth (1.15%); Growth Opportunities (1.00%); Technology (1.55%); Goldman Sachs Research (1.35%) and Blue Chip Growth (0.85%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.
This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 28 Variable Portfolios.

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to a fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 6.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment. The minimum initial and Purchase Payments is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $1,500,000. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.00.

We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account, based on the AUV next determined after receipt. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 28 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The 28 Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which
are not available for investment under the contract.      SUNAMERICA SERIES
TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth & Income Portfolio                                            SST

  MANAGED BY DAVIS SELECTED ADVISERS L.P.

      - Davis Venture Value Portfolio                                        SST

  MANAGED BY FEDERATED INVESTORS L.P.

      - Federated Value Portfolio                                            SST
      - Telecom Utility                                                      SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                     SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST

 MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.

      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Asset Allocation Portfolio                                           SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - SunAmerica Balanced Portfolio                                        SST

BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                             SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                                SST

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - High-Yield Bond Portfolio                                            SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

      - Government & Quality Portfolio                                       AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.

      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. The one-year DCA account provides a fixed interest rate when participating in the DCA program.

The fixed account options pay interest at a rate set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the one-year fixed account option. Once established, the interest rate does not change during the specified period.

As for Purchase Payments allocated to the one-year fixed account, you may leave your money in the account at the end of the one-year period or reallocate your funds. If you want to reallocate your money you must contact us within 30 days after the end of the one-year period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the one-year fixed account where it will earn the renewal interest rate applicable at that time.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 11.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the one-year DCA fixed account exclusively to facilitate this program. The DCA fixed account only accepts new Purchase Payments. You can not transfer money already in your contract into the account. If you allocate a Purchase Payment into the DCA fixed account, we transfer all your money into the Variable Portfolios over the one-year period. You cannot change the option or the frequency of transfers once selected.

We determine the amount of the transfers from the one-year DCA fixed account based on:

     - the total amount of money allocated to the account, and
     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed account, we transfer the remaining money to the one-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occur on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If Variable Portfolios become unavailable for investment, we may be required to substitute shares of another Variable Portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

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                                   WITHDRAWAL
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 11.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 13.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue).

OPTION 2 - MAXIMUM ANNIVERSARY OPTION
The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are over age 80 at the time of contract issue, or

     - you are 90 or older at the time of your death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 11.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 3 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 6.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 13.

INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., SunAmerica Trust Company, and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      INCEPTION        FISCAL         FISCAL
                                                          TO            YEAR           YEAR
                  PORTFOLIOS                           12/31/97       12/31/98       12/31/99
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 8/27/96)
        Beginning AUV..........................        $  16.67      $    21.69     $    26.11
        End AUV................................        $  21.69      $    26.11     $    43.17
        Ending Number of AUs...................         573,130       1,213,172      1,886,515
-----------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 9/16/96)
        Beginning AUV..........................        $  11.47      $    12.75     $    13.70
        End AUV................................        $  12.75      $    13.70     $    13.28
        Ending Number of AUs...................         319,183       1,357,580      1,815,032
-----------------------------------------------------------------------------------------------
  Growth (Inception Date - 9/12/96)
        Beginning AUV..........................        $  14.31      $    20.54     $    26.09
        End AUV................................        $  20.54      $    26.09     $    32.61
        Ending Number of AUs...................         349,685         723,131      1,118,706
-----------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 9/12/96)
        Beginning AUV..........................        $  11.56      $    11.01     $     8.96
        End AUV................................        $  11.01      $     8.96     $    12.50
        Ending Number of AUs...................         150,500         184,017        192,519
-----------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 8/29/96)
        Beginning AUV..........................        $   9.26      $    11.55     $    13.36
        End AUV................................        $  11.55      $    13.36     $    24.30
        Ending Number of AUs...................         409,605         617,169      1,027,840
-----------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 9/12/96)
        Beginning AUV..........................        $  16.39      $    24.71     $    37.04
        End AUV................................        $  24.71      $    37.04     $    48.56
        Ending Number of AUs...................         741,769       2,011,482      3,077,398
-----------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 9/16/96)
        Beginning AUV..........................        $  13.75      $    18.06     $    18.37
        End AUV................................        $  18.06      $    18.37     $    19.81
        Ending Number of AUs...................         949,305       1,848,466      1,713,807
-----------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 9/5/96)
        Beginning AUV..........................        $  10.95      $    11.47     $    11.87
        End AUV................................        $  11.47      $    11.87     $    12.25
        Ending Number of AUs...................         528,132       2,559,027      4,629,410
-----------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 9/23/96)
        Beginning AUV..........................        $  11.13      $    12.64     $    13.19
        End AUV................................        $  12.64      $    13.19     $    12.76
        Ending Number of AUs...................         192,290         880,027      1,120,278
-----------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 8/27/96)
        Beginning AUV..........................        $  14.43      $    21.76     $    24.38
        End AUV................................        $  21.76      $    24.38     $    27.88
        Ending Number of AUs...................       1,593,009       3,095,903      3,806,242
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 4/1/98)
        Beginning AUV..........................              --      $    10.00     $     9.82
        End AUV................................              --      $     9.82     $     8.99
        Ending Number of AUs...................              --       1,075,745      1,121,165
-----------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 9/16/96)
        Beginning AUV..........................        $   9.63      $    13.90     $    16.14
        End AUV................................        $  13.90      $    16.14     $    16.89
        Ending Number of AUs...................         292,403         735,956      1,055,045
-----------------------------------------------------------------------------------------------

                                                      INCEPTION        FISCAL         FISCAL
                                                          TO            YEAR           YEAR
                  PORTFOLIOS                           12/31/97       12/31/98       12/31/99
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 9/4/96)
        Beginning AUV..........................        $  11.61      $    13.24     $    14.45
        End AUV................................        $  13.24      $    14.45     $    14.09
        Ending Number of AUs...................         220,299         399,930        391,261
-----------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 8/27/96)
        Beginning AUV..........................        $  14.13      $    17.03     $    20.60
        End AUV................................        $  17.03      $    20.60     $    26.57
        Ending Number of AUs...................         342,337         657,968      1,566,813
-----------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 9/6/96)
        Beginning AUV..........................        $  14.27      $    21.77     $    28.03
        End AUV................................        $  21.77      $    28.03     $    35.91
        Ending Number of AUs...................         968,033       2,191,913      3,293,412
-----------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 9/23/96)
        Beginning AUV..........................        $  12.46      $    14.83     $    14.18
        End AUV................................        $  14.83      $    14.18     $    14.87
        Ending Number of AUs...................         542,769       1,090,941      1,161,206
-----------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 9/12/96)
        Beginning AUV..........................        $  10.61      $    11.82     $    13.79
        End AUV................................        $  11.82      $    13.79     $    16.92
        Ending Number of AUs...................         874,983       1,544,767      3,129,678
-----------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  MFS Growth & Income (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 9/16/96)
        Beginning AUV..........................        $  10.12      $    13.42     $    16.47
        End AUV................................        $  13.42      $    16.47     $    19.69
        Ending Number of AUs...................         325,748       1,400,997      2,491,907
-----------------------------------------------------------------------------------------------
  Technology (Inception Date - n/a)*
        Beginning AUV..........................              --              --             --
        End AUV................................              --              --             --
        Ending Number of AUs...................              --              --             --
-----------------------------------------------------------------------------------------------

                                                      INCEPTION        FISCAL         FISCAL
                                                          TO            YEAR           YEAR
                  PORTFOLIOS                           12/31/97       12/31/98       12/31/99
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 9/16/96)
        Beginning AUV..........................        $  10.08      $    13.42     $    15.07
        End AUV................................        $  13.42      $    15.07     $    15.11
        Ending Number of AUs...................         130,317         499,807        801,759
-----------------------------------------------------------------------------------------------
  Worldwide High Income (Inception
    Date - 8/27/96)
        Beginning AUV..........................        $  13.10      $    16.36     $    13.36
        End AUV................................        $  16.36      $    13.36     $    15.70
        Ending Number of AUs...................         303,039         429,041        349,619
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    * This portfolio was not available for sale in this product until December 29, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX B - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
California                                                       0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                     1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                             0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                        As filed pursuant to Rule 497(c)
                                        under the Securities Act of 1933
                                        Registration Nos. 33-86642 and 811-08874


                       STATEMENT OF ADDITIONAL INFORMATION


                        FIXED AND VARIABLE GROUP DEFERRED
                           ANNUITY CONTRACTS ISSUED BY



                          VARIABLE ANNUITY ACCOUNT FOUR



                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



            THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                               DECEMBER 29, 2000

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
Separate Account............................................................    3

General Account.............................................................    4

Performance Data ...........................................................    4

Income Payments.............................................................    8

Annuity Unit Values.........................................................    8

Taxes.......................................................................   11

Distribution of Contracts...................................................   16

Financial Statements........................................................   16

                                SEPARATE ACCOUNT

      Variable Annuity Account Four was established by Anchor National Life Insurance Company (the "Company") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable

Income Payments).

                                 GENERAL ACCOUNT

      The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" date for its other Variable

Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

      For periods starting prior to the date the contracts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.61% and 4.71%, respectively.

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)

      where:

            SV = value of one Accumulation Unit at the start of a 7 day period

            EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

      The current yield is then obtained by annualizing the Base Period Return:

            Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

      The total returns of the various Variable Portfolios for 1 year and since each Variable Portfolio's inception date are shown below.

                         VARIABLE ANNUITY ACCOUNT FOUR
                            STANDARDIZED PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                               FOR PERIOD ENDING
                               DECEMBER 31, 1999

                                                   SINCE
       PORTFOLIO                     INCEPTION   INCEPTION    1 YEAR    3 YEAR
---------------------------------------------------------------------------------
Capital Appreciation                  08/27/96     32.91       65.37      34.98
Government & Quality Bond             09/16/96      4.55       -3.10       3.96
Growth                                09/12/96     28.17       25.02      26.81
Natural Resources                     09/12/96      2.39       39.46       0.74
Aggressive Growth                     08/29/96     33.47       81.89      32.53
Alliance Growth                       09/12/96     38.95       31.09      36.51
Asset Allocation                      09/16/96     11.74        7.83       9.59
Blue Chip Growth*                       N/A         N/A         N/A        N/A
Corporate Bond                        09/23/96      4.25       -3.31       3.30
Davis Venture Value                   08/27/96     21.75       14.38      19.22
"Dogs" of Wall Street                 04/01/98     -5.90       -8.49       N/A
Federated Value                       09/16/96     18.45        4.61      16.29
Global Bond                           09/04/96      6.00       -2.48       4.89
Global Equities                       08/27/96     20.79       28.96      20.92
Goldman Sachs Research*                 N/A         N/A         N/A        N/A
Growth-Income                         09/06/96     32.08       28.08      29.58
Growth Opportunities*                   N/A         N/A         N/A        N/A
High Yield Bond                       09/23/96      5.56        4.92       4.17
International Diversified Equities    09/12/96     15.17       22.68      14.48
International Growth & Income*          N/A         N/A         N/A        N/A
MFS Growth & Income*                    N/A         N/A         N/A        N/A
MFS Mid-Cap Growth*                     N/A         N/A         N/A        N/A
Putnam Growth*                          N/A         N/A         N/A        N/A
SunAmerica Balanced                   09/16/96     22.41       19.56      21.63
Technology*                             N/A         N/A         N/A        N/A
Telecom Utility                       09/16/96     13.08        0.25      11.73
Worldwide High Income                 08/27/96      5.56       17.48       2.98

   *This portfolio was not available for sale in this product until December 29, 2000.

   Total return figures are based on historical data and are not intended to indicate future performance.

                         VARIABLE ANNUITY ACCOUNT FOUR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                               FOR PERIOD ENDING
                               DECEMBER 31, 1999

                                       FUND      SINCE FUND
       PORTFOLIO                     INCEPTION   INCEPTION     1 YEAR    5 YEAR     10 YEAR
---------------------------------------------------------------------------------------------
Capital Appreciation                  03/23/87     18.38        65.37     32.06       21.76
Government & Quality Bond             09/05/84      7.39        -3.10      6.01        5.86
Growth                                09/05/84     14.90        25.01     25.59       15.71
Natural Resources                     01/04/88      5.88        39.46      5.85        4.46
Aggressive Growth                     06/03/96     28.17        81.89      N/A         N/A
Alliance Growth                       02/09/93     25.76        31.09     35.59        N/A
Asset Allocation                      07/01/93     11.08         7.83     13.91        N/A
Blue Chip Growth*                        N/A        N/A          N/A       N/A         N/A
Corporate Bond                        07/01/93      3.81        -3.31      5.64        N/A
Davis Venture Value                   10/28/94     21.93        14.38     23.05        N/A
"Dogs" of Wall Street                 04/01/98     -5.90        -8.49      N/A         N/A
Federated Value                       06/03/96     15.77         4.61      N/A         N/A
Global Bond                           07/01/93      5.41        -2.48      7.57        N/A
Global Equities                       02/09/93     15.23        28.96     18.48        N/A
Goldman Sachs Research*                  N/A        N/A          N/A       N/A         N/A
Growth-Income                         02/09/93     20.38        28.08     28.55        N/A
Growth Opportunities*                    N/A        N/A          N/A       N/A         N/A
High Yield Bond                       02/09/93      5.93         4.92      7.49        N/A
International Diversified Equities    10/28/94     10.70        22.68     11.91        N/A
International Growth & Income         06/02/97     14.16        22.68      N/A         N/A
MFS Growth & Income                   02/09/93     13.31         4.36     19.12        N/A
MFS Mid-Cap Growth                    04/01/99     63.06         N/A       N/A         N/A
Putnam Growth                         02/09/93     18.20        27.76     26.38        N/A
SunAmerica Balanced                   06/03/96     20.85        19.56      N/A         N/A
Technology*                             N/A         N/A          N/A       N/A         N/A
Telecom Utility                       06/03/96     12.22         0.25      N/A         N/A
Worldwide High Income                 10/28/94      9.10        17.48      9.95        N/A

      *This portfolio was not available for sale during the December 31, 1999, fiscal year of the Trust.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

            P(1+T)n = ERV

where:      P  = a hypothetical initial payment of $1,000
            T  = average annual total return
            n  = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                      =  1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

            1/[(1.035)(1/12)] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is

$13.327695.

P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

           First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

           Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

           Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES

GENERAL

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

      For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

      An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


MULTIPLE CONTRACTS

      Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

      An assignment of a Contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES

      Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

      (a)   H.R. 10 PLANS

            Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R.10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (b)   TAX-SHELTERED ANNUITIES

            Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (c)   INDIVIDUAL RETIREMENT ANNUITIES

            Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (d)   ROTH IRAS

            Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

      (e)   CORPORATE PENSION AND PROFIT-SHARING PLANS

            Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (f)   DEFERRED COMPENSATION PLANS - SECTION 457

            Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

      Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


        The audited consolidated financial statements of the Company as of December 31, 1999, December 31, 1998, and September 30, 1998, and for the year ended December 31, 1999, for the three months ended December 31, 1998, and for each of the two fiscal years in the period ended September 30, 1998 are presented in this Statement of Additional Information. Effective December 31, 1998, the Company changed its fiscal year from September 30 to December 31. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. Additionally, effective December 31, 1999, the separate account changed its fiscal year end from September 30 to December 31. Reflecting this change, the interim financial statements of Variable Annuity Account Four as of and for the three months ended December 31, 1999, and as of September 30, 1999 and for each of the two years in the period ended September 30, 1999 are included in this Statement of Additional Information.



        PricewaterhouseCoopers LLP, 21650 Oxnard Street, Suite 1900, Woodland Hills, California 91367, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1999, December 31, 1998, and September 30, 1998, and the results of their operations and their cash flows for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2000

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                 December 31,         December 31,        September 30,
                                                     1999                1998                 1998
                                               ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments             $   475,162,000      $ 3,303,454,000      $   333,735,000
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 1999, $4,155,728,000;
     December 1998, $4,252,740,000;
     September 1998, $1,934,863,000)             3,953,169,000        4,248,840,000        1,954,754,000
   Mortgage loans                                  674,679,000          388,780,000          391,448,000
   Policy loans                                    260,066,000          320,688,000           11,197,000
   Separate account seed money                     141,499,000                  ---                  ---
   Common stocks available for sale,
     at fair value (cost: December 1999,
     $0; December 1998, $1,409,000;
     September 1998, $115,000)                             ---            1,419,000              169,000
   Partnerships                                      4,009,000            4,577,000            4,403,000
   Real estate                                      24,000,000           24,000,000           24,000,000
   Other invested assets                            19,385,000           15,185,000           15,036,000
                                               ---------------      ---------------      ---------------

   Total investments                             5,551,969,000        8,306,943,000        2,734,742,000

Variable annuity assets held in separate
   accounts                                     19,949,145,000       13,767,213,000       11,133,569,000
Accrued investment income                           60,584,000           73,441,000           26,408,000
Deferred acquisition costs                       1,089,979,000          866,053,000          539,850,000
Receivable from brokers for sales of
   securities                                       54,760,000           22,826,000           23,904,000
Income taxes currently receivable                          ---                  ---            5,869,000
Deferred income taxes                               53,445,000                  ---                  ---
Other assets                                       114,612,000          109,857,000           85,926,000
                                               ---------------      ---------------      ---------------

TOTAL ASSETS                                   $26,874,494,000      $23,146,333,000      $14,550,268,000
                                               ===============      ===============      ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                   December 31,           December 31,           September 30,
                                                       1999                   1998                   1998
                                                 ----------------       ----------------       ----------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,254,895,000       $  5,500,157,000       $  2,189,272,000
   Reserves for universal life insurance
     contracts                                      1,978,332,000          2,339,194,000                    ---
   Reserves for guaranteed investment
     contracts                                        305,570,000            306,461,000            282,267,000
   Payable to brokers for purchases of
     securities                                           139,000                    ---             50,957,000
   Income taxes currently payable                      23,490,000             11,123,000                    ---
   Modified coinsurance deposit liability             140,757,000                    ---                    ---
   Other liabilities                                  249,224,000            160,020,000            106,594,000
                                                 ----------------       ----------------       ----------------

   Total reserves, payables
     and accrued liabilities                        5,952,407,000          8,316,955,000          2,629,090,000
                                                 ----------------       ----------------       ----------------

Variable annuity liabilities related to
   separate accounts                               19,949,145,000         13,767,213,000         11,133,569,000
                                                 ----------------       ----------------       ----------------

Subordinated notes payable to affiliates               37,816,000            209,367,000             39,182,000
                                                 ----------------       ----------------       ----------------

Deferred income taxes                                         ---            105,772,000             95,758,000
                                                 ----------------       ----------------       ----------------

Shareholder's equity:
   Common Stock                                         3,511,000              3,511,000              3,511,000
   Additional paid-in capital                         493,010,000            378,674,000            308,674,000
   Retained earnings                                  551,158,000            366,460,000            332,069,000
   Accumulated other comprehensive
     income (loss)                                   (112,553,000)            (1,619,000)             8,415,000
                                                 ----------------       ----------------       ----------------

   Total shareholder's equity                         935,126,000            747,026,000            652,669,000
                                                 ----------------       ----------------       ----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,874,494,000       $ 23,146,333,000       $ 14,550,268,000
                                                 ================       ================       ================



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                                  Years Ended September 30,
                                        Year Ended       Three Months Ended    --------------------------------
                                     December 31, 1999   December 31, 1998        1998                1997
                                     -----------------   -------------------   ------------     ---------------
Investment income                     $ 521,953,000       $  54,278,000       $ 221,966,000       $ 210,759,000
                                      -------------       -------------       -------------       -------------
Interest expense on:
   Fixed annuity contracts             (231,929,000)        (22,828,000)       (112,695,000)       (109,217,000)
   Universal life insurance
     contracts                         (102,486,000)                ---                 ---                 ---
   Guaranteed investment
     contracts                          (19,649,000)         (3,980,000)        (17,787,000)        (22,650,000)
   Senior indebtedness                     (199,000)            (34,000)         (1,498,000)         (2,549,000)
   Subordinated notes payable
     to affiliates                       (3,474,000)           (853,000)         (3,114,000)         (3,142,000)
                                      -------------       -------------       -------------       -------------

   Total interest expense              (357,737,000)        (27,695,000)       (135,094,000)       (137,558,000)
                                      -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                   164,216,000          26,583,000          86,872,000          73,201,000
                                      -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT
   GAINS (LOSSES)                       (19,620,000)            271,000          19,482,000         (17,394,000)
                                      -------------       -------------       -------------       -------------

Fee income:
   Variable annuity fees                306,417,000          58,806,000         200,867,000         139,492,000
   Net retained commissions              51,039,000          11,479,000          48,561,000          39,143,000
   Asset management fees                 43,510,000           8,068,000          29,592,000          25,764,000
   Universal life insurance
     fees                                23,290,000                 ---                 ---                 ---
   Surrender charges                     17,137,000           3,239,000           7,404,000           5,529,000
   Other fees                            13,999,000           1,738,000           3,938,000           3,218,000
                                      -------------       -------------       -------------       -------------

TOTAL FEE INCOME                        455,392,000          83,330,000         290,362,000         213,146,000
                                      -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                            (154,665,000)        (21,993,000)        (96,102,000)        (98,802,000)
                                      -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                   (116,840,000)        (27,070,000)        (72,713,000)        (66,879,000)
                                      -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                      (40,760,000)         (6,624,000)        (18,209,000)         (8,977,000)
                                      -------------       -------------       -------------       -------------

PRETAX INCOME                           287,723,000          54,497,000         209,692,000          94,295,000

Income tax expense                     (103,025,000)        (20,106,000)        (71,051,000)        (31,169,000)
                                      -------------       -------------       -------------       -------------

NET INCOME                              184,698,000          34,391,000         138,641,000          63,126,000
                                      -------------       -------------       -------------       -------------

Other comprehensive income
 (loss), net of tax:

Net unrealized gains (losses)
   on debt and equity securities
     available for sale:
     Net unrealized gains
        (losses) identified in
        the current period             (118,669,000)        (10,249,000)         (4,027,000)         16,605,000
     Less reclassification
        adjustment for net
        realized (gains) losses
        included in net income            7,735,000             215,000          (5,963,000)          7,321,000
                                      -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME
   (LOSS)                              (110,934,000)        (10,034,000)         (9,990,000)         23,926,000
                                      -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME                  $  73,764,000       $  24,357,000       $ 128,651,000       $  87,052,000
                                      =============       =============       =============       =============

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                            Year Ended September 30,
                                           Year Ended        Three Months Ended      -------------------------------------
                                        December 31, 1999     December 31, 1998           1998                  1997
                                         ---------------       ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                            $   184,698,000       $    34,391,000       $   138,641,000       $    63,126,000
   Adjustments to reconcile net
     income to net cash provided
     by operating activities:
        Interest credited to:
          Fixed annuity contracts            231,929,000            22,828,000           112,695,000           109,217,000
          Universal life insurance
            contracts                        102,486,000                   ---                   ---                   ---
          Guaranteed investment
            contracts                         19,649,000             3,980,000            17,787,000            22,650,000
        Net realized investment
         losses (gains)                       19,620,000              (271,000)          (19,482,000)           17,394,000
        Amortization (accretion) of
          net premiums (discounts)
          on investments                     (18,343,000)           (1,199,000)              447,000           (18,576,000)
        Universal life insurance
          fees                               (23,290,000)                  ---                   ---                   ---
        Amortization of goodwill                 776,000               356,000             1,422,000             1,187,000
        Provision for deferred
          income taxes                      (100,013,000)           15,945,000            34,087,000           (16,024,000)
   Change in:
     Accrued investment income                 9,155,000            (1,512,000)           (4,649,000)           (2,084,000)
     Deferred acquisition costs             (208,228,000)          (34,328,000)         (160,926,000)         (113,145,000)
     Other assets                             (5,661,000)          (21,070,000)          (19,374,000)          (14,598,000)
     Income taxes currently
        payable                               12,367,000            16,992,000           (38,134,000)           10,779,000
     Other liabilities                        49,504,000             5,617,000            (2,248,000)           14,187,000
   Other, net                                 15,087,000             5,510,000            (5,599,000)              418,000
                                         ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                289,736,000            47,239,000            54,667,000            74,531,000
                                         ---------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable
        preferred stocks                  (4,130,682,000)         (392,515,000)       (1,970,502,000)       (2,566,211,000)
     Mortgage loans                         (331,398,000)           (4,962,000)         (131,386,000)         (266,771,000)
     Other investments, excluding
        short-term investments              (227,268,000)           (1,992,000)                  ---           (75,556,000)
   Sales of:
     Bonds, notes and redeemable
        preferred stocks                   2,660,931,000           265,039,000         1,602,079,000         2,299,063,000
     Other investments, excluding
        short-term investments                65,395,000               142,000            42,458,000             6,421,000
   Redemptions and maturities of:
     Bonds, notes and redeemable
        preferred stocks                   1,274,764,000            37,290,000           424,393,000           376,847,000
     Mortgage loans                           46,760,000             7,699,000            80,515,000            25,920,000
     Other investments, excluding
        short-term investments                33,503,000               853,000            67,213,000            23,940,000
   Cash and short-term investments
     acquired in coinsurance
     transaction with MBL Life
     Assurance Corporation                           ---         3,083,211,000                   ---                   ---
   Short-term investments
     transferred to First
     SunAmerica Life Insurance
     Company in assumption
     reinsurance transaction with
     MBL Life Assurance Corporation         (371,634,000)                  ---                   ---                   ---
                                         ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY
   INVESTING ACTIVITIES                     (979,629,000)        2,994,765,000           114,770,000          (176,347,000)
                                         ---------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                          Year Ended September 30,
                                           Year Ended         Three Months Ended    -------------------------------------
                                        December 31, 1999     December 31, 1998         1998                  1997
                                        ---------------       ---------------       ---------------       ---------------
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
     Fixed annuity contracts            $ 2,016,851,000       $   351,616,000       $ 1,512,994,000       $ 1,097,937,000
     Universal life insurance
        contracts                            78,864,000                   ---                   ---                   ---
     Guaranteed investment
        contracts                                   ---                   ---             5,619,000            55,000,000
   Net exchanges from the fixed
     accounts of variable annuity
     contracts                           (1,821,324,000)         (448,762,000)       (1,303,790,000)         (620,367,000)
   Withdrawal payments on:
     Fixed annuity contracts             (2,232,374,000)          (41,554,000)         (191,690,000)         (242,589,000)
     Universal life insurance
        contracts                           (81,634,000)                  ---                   ---                   ---
     Guaranteed investment
        contracts                           (19,742,000)           (3,797,000)          (36,313,000)         (198,062,000)
   Claims and annuity payments on:
     Fixed annuity contracts                (46,578,000)           (9,333,000)          (40,589,000)          (35,731,000)
     Universal life insurance
        contracts                          (158,043,000)                  ---                   ---                   ---
   Net receipts from (repayments
     of) other short-term
     financings                            (129,512,000)            9,545,000           (10,944,000)           34,239,000
   Net receipt/(payment) related
     to a modified coinsurance
     transaction                            140,757,000          (170,436,000)          166,631,000                   ---
   Receipts from issuance of
     subordinated note payable
     to affiliate                                   ---           170,436,000                   ---                   ---
   Net of capital contributions
     and return of capital                  114,336,000            70,000,000                   ---            28,411,000
   Dividends paid                                   ---                   ---           (51,200,000)          (25,500,000)
                                        ---------------       ---------------       ---------------       ---------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                  (2,138,399,000)          (72,285,000)           50,718,000            93,338,000
                                        ---------------       ---------------       ---------------       ---------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS            (2,828,292,000)        2,969,719,000           220,155,000            (8,478,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                 3,303,454,000           333,735,000           113,580,000           122,058,000
                                        ---------------       ---------------       ---------------       ---------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                     $   475,162,000       $ 3,303,454,000       $   333,735,000       $   113,580,000
                                        ===============       ===============       ===============       ===============


SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness        $     3,787,000       $     1,169,000       $     3,912,000       $     7,032,000
                                        ===============       ===============       ===============       ===============

   Net income taxes paid
     (refunded)                         $   190,126,000       $   (12,302,000)      $    74,932,000       $    36,420,000
                                        ===============       ===============       ===============       ===============



                             See accompanying notes

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.      NATURE OF OPERATIONS

        Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life contracts and guaranteed investment contracts. Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

        The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTED ASSETS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Other invested assets include collateralized bond obligations.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $29,400,000 at December 31, 1999, increased by $1,400,000 at December 31, 1998, and decreased by $7,000,000 at September 30, 1998 for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill, amounting to $22,206,000 at December 31, 1999, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

        CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts, universal life insurance contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

        Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information," was adopted for the year ended December 31, 1999 and is included in Note 14 of the accompanying financial statements.

3.      FISCAL YEAR CHANGE

        Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

        Results for the comparable prior year period are summarized below.

                               Three Months Ended
                                December 31, 1997
Investment income                  59,855,000

Net investment income              26,482,000

Net realized investment gains      20,935,000

Total fee income                   63,984,000

Pretax income                      67,654,000

Net income                         44,348,000
                                   ==========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.      ACQUISITION

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") ("the Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $104,509,000 at December 31, 1999, after adjustment for the transfer of the New York business to First SunAmerica Life Insurance Company (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statement for the year ended December 31, 1999 includes the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1996, the beginning of the prior-year periods discussed within, investment income would have been $517,606,000 and net income would have been $158,887,000 for the year ended September 30, 1998. For the year ended September 30, 1997, investment income would have been $506,399,000 and net income would have been $83,372,000.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. On December 31, 1999, the enhancement reserve for such payments totaled $223,032,000, which includes interest accredited at 6.75% on the original reserve. Of this amount, $69,836,000 was credited to policyholders in February 2000 for the January 1, 2000 installment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                           Estimated
                                       Amortized             Fair
                                         Cost                Value
                                     --------------      --------------
AT DECEMBER 31, 1999:

Securities of the United States
  Government                         $   24,688,000      $   22,884,000
Mortgage-backed securities            1,505,729,000       1,412,134,000
Securities of public utilities          114,933,000         107,596,000
Corporate bonds and notes             1,676,006,000       1,596,469,000
Redeemable preferred stocks               4,375,000           4,547,000
Other debt securities                   829,997,000         809,539,000
                                     --------------      --------------

  Total                              $4,155,728,000      $3,953,169,000
                                     ==============      ==============

AT DECEMBER 31, 1998:

Securities of the United States
  Government                         $    6,033,000      $    6,272,000
Mortgage-backed securities              546,790,000         553,990,000
Securities of public utilities          208,074,000         205,119,000
Corporate bonds and notes             2,624,330,000       2,616,073,000
Redeemable preferred stocks               6,125,000           7,507,000
Other debt securities                   861,388,000         859,879,000
                                     --------------      --------------

  Total                              $4,252,740,000      $4,248,840,000
                                     ==============      ==============

AT SEPTEMBER 30, 1998:

Securities of the United States
  Government                         $   84,377,000      $   88,239,000
Mortgage-backed securities              569,613,000         584,007,000
Securities of public utilities          108,431,000         106,065,000
Corporate bonds and notes               883,890,000         884,209,000
Redeemable preferred stocks               6,125,000           6,888,000
Other debt securities                   282,427,000         285,346,000
                                     --------------      --------------

  Total                              $1,934,863,000      $1,954,754,000
                                     ==============      ==============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1999, follow:

                                                         Estimated
                                    Amortized             Fair
                                      Cost                Value
                                  --------------      --------------
Due in one year or less           $  199,679,000      $  199,198,000
Due after one year through
  five years                         552,071,000         530,289,000
Due after five years through
  ten years                        1,243,298,000       1,187,044,000
Due after ten years                  654,951,000         624,504,000
Mortgage-backed securities         1,505,729,000       1,412,134,000
                                  --------------      --------------

  Total                           $4,155,728,000      $3,953,169,000
                                  ==============      ==============

        Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                        Gross                Gross
                                      Unrealized          Unrealized
                                        Gains               Losses
                                     -------------      -------------
AT DECEMBER 31, 1999:

Securities of the United States
  Government                         $      47,000      $  (1,852,000)
Mortgage-backed securities               3,238,000        (96,832,000)
Securities of public utilities              13,000         (7,350,000)
Corporate bonds and notes               10,222,000        (89,758,000)
Redeemable preferred stocks                172,000                ---
Other debt securities                    4,275,000        (24,734,000)
                                     -------------      -------------

  Total                              $  17,967,000      $(220,526,000)
                                     =============      =============

AT DECEMBER 31, 1998:

Securities of the United States
  Government                         $     239,000      $         ---
Mortgage-backed securities               9,398,000         (2,198,000)
Securities of public utilities             926,000         (3,881,000)
Corporate bonds and notes               22,227,000        (30,484,000)
Redeemable preferred stocks              1,382,000                ---
Other debt securities                    2,024,000         (3,533,000)
                                     -------------      -------------

  Total                              $  36,196,000      $ (40,096,000)
                                     =============      =============

AT SEPTEMBER 30, 1998:

Securities of the United States
  Government                         $   3,862,000      $         ---
Mortgage-backed securities              15,103,000           (709,000)
Securities of public utilities           2,420,000         (4,786,000)
Corporate bonds and notes               31,795,000        (31,476,000)
Redeemable preferred stocks                763,000                ---
Other debt securities                    5,235,000         (2,316,000)
                                     -------------      -------------

  Total                              $  59,178,000      $ (39,287,000)
                                     =============      =============


        There were no gross unrealized gains on equity securities available for sale at December 31, 1999. Gross unrealized gains on equity securities available for sale aggregated $10,000 and $54,000 at December 31, 1998 and September 30, 1998, respectively. There were no unrealized losses at December 31, 1999, December 31, 1998, or September 30, 1998.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                                      Years Ended September 30,
                            Year Ended      Three Months Ended    -------------------------------
                         December 31, 1999   December 31, 1998        1998               1997
                         -----------------  ------------------    ------------       ------------
BONDS, NOTES AND
  REDEEMABLE PREFERRED
  STOCKS:
  Realized gains            $  8,333,000       $  6,669,000       $ 28,086,000       $ 22,179,000
  Realized losses            (26,113,000)        (5,324,000)        (4,627,000)       (25,310,000)

COMMON STOCKS:
  Realized gains               4,239,000             12,000            337,000          4,002,000
  Realized losses                (11,000)            (9,000)               ---           (312,000)

OTHER INVESTMENTS:
  Realized gains                     ---            573,000          8,824,000          2,450,000

IMPAIRMENT WRITEDOWNS         (6,068,000)        (1,650,000)       (13,138,000)       (20,403,000)
                            ------------       ------------       ------------       ------------

Total net realized
  investment gains
  and losses                $(19,620,000)      $    271,000       $ 19,482,000       $(17,394,000)
                            ============       ============       ============       ============

        The sources and related amounts of investment income are as follows:

                                                                          Years Ended September 30,
                                Year Ended       Three Months Ended  ---------------------------------
                             December 31,1999    December 31, 1998       1998                1997
                             ----------------    ------------------  -------------       -------------
Short-term investments        $  61,764,000       $   4,649,000      $  12,524,000       $  11,780,000
Bonds, notes and
  redeemable preferred
  stocks                        348,373,000          39,660,000        156,140,000         163,038,000
Mortgage loans                   47,480,000           7,904,000         29,996,000          17,632,000
Common stocks                         7,000                 ---             34,000              16,000
Real estate                        (525,000)             13,000           (467,000)           (296,000)
Cost-method partnerships          6,631,000             352,000         24,311,000           6,725,000
Other invested assets            58,223,000           1,700,000           (572,000)         11,864,000
                              -------------       -------------      -------------       -------------

  Total investment
     income                   $ 521,953,000       $  54,278,000      $ 221,966,000       $ 210,759,000
                              =============       =============      =============       =============

        Expenses incurred to manage the investment portfolio amounted to $10,014,000 for the year ended December 31, 1999, $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998 and $2,050,000 for the year ended September 30, 1997, and are included in General and Administrative Expenses in the income statement. Investment expenses have increased significantly because the size of the portfolio increased as a result of the Acquisition.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        At December 31, 1999, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $935,126,000:

                                         Amortized           Fair
                                           Cost              Value
                                        ------------      ------------
Provident Institutional Funds Inc.
  Del Treasury Trust Fund                113,000,000       113,000,000
Salomon Smith Barney Repurchase
  Agreement                               97,000,000        97,000,000
                                        ------------      ------------

  Total                                 $210,000,000      $210,000,000
                                        ============      ============


        At December 31, 1999, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 36% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

        At December 31, 1999, bonds, notes and redeemable preferred stocks included $377,149,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1999.

        At December 31, 1999, the carrying value of investments in default as to the payment of principal or interest was $1,529,000, composed of $870,000 of bonds and $659,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $872,000.

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1999, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $215,000 for the year ended December 31, 1999, $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

        At December 31, 1999, $7,418,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The  following  estimated  fair  value  disclosures  are   limited  to

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
        reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Carrying value is the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS:  Universal  life  and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        single life premium life contracts are assigned a fair value equal to current net surrender value.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

        RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Fair value is based on discounting the liability by the appropriate cost of funds, and therefore approximates carrying value.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 1999, December 31, 1998 and September 30, 1998 compared with their respective carrying values, are as follows:

                                                 Carrying              Fair
                                                  Value                Value
                                             ---------------      ---------------
DECEMBER 31, 1999:

ASSETS:
  Cash and short-term investments            $   475,162,000      $   475,162,000
  Bonds, notes and redeemable
     preferred stocks                          3,953,169,000        3,953,169,000
  Mortgage loans                                 674,679,000          673,781,000
  Separate account seed money                    141,499,000          141,499,000
  Common stocks                                          ---                  ---
  Cost-method partnerships                         4,009,000            9,114,000
  Variable annuity assets held in
     separate accounts                        19,949,145,000       19,949,145,000
  Receivable from brokers for sales
     of securities                                54,760,000           54,760,000

LIABILITIES:
  Reserves for fixed annuity contracts         3,254,895,000        3,053,660,000
  Reserves for universal life insurance
     contracts                                 1,978,332,000        1,853,442,000
  Reserves for guaranteed investment
     contracts                                   305,570,000          305,570,000
  Payable to brokers for purchases
     of securities                                   139,000              139,000
  Modified coinsurance deposit
     liability                                   140,757,000          140,757,000
  Variable annuity liabilities related
     to separate accounts                     19,949,145,000       19,367,834,000
  Subordinated notes payable to
     affiliates                                   37,816,000           38,643,000
                                             ===============      ===============

DECEMBER 31, 1998:

ASSETS:
  Cash and short-term investments            $ 3,303,454,000      $ 3,303,454,000
  Bonds, notes and redeemable
     preferred stocks                          4,248,840,000        4,248,840,000
  Mortgage loans                                 388,780,000          411,230,000
  Separate account seed money                            ---                  ---
  Common stocks                                    1,419,000            1,419,000
  Cost-method partnerships                         4,577,000           12,802,000
  Variable annuity assets held in
     separate accounts                        13,767,213,000       13,767,213,000
  Receivable from brokers for sales
     of securities                                22,826,000           22,826,000

LIABILITIES:
  Reserves for fixed annuity contracts         5,500,157,000        5,437,045,000
  Reserves for universal life
     insurance contracts                       2,339,194,000        2,339,061,000
  Reserves for guaranteed investment
     contracts                                   306,461,000          306,461,000
  Variable annuity liabilities related
     to separate accounts                     13,767,213,000       13,287,434,000
  Subordinated notes payable to
     affiliates                                  209,367,000          211,058,000
                                             ===============      ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                               Carrying              Fair
                                                Value                Value
                                            ---------------      ---------------
SEPTEMBER 30, 1998:

ASSETS:
  Cash and short-term investments           $   333,735,000      $   333,735,000
  Bonds, notes and redeemable
     preferred stocks                         1,954,754,000        1,954,754,000
  Mortgage loans                                391,448,000          415,981,000
  Separate account seed money                           ---                  ---
  Common stocks                                     169,000              169,000
  Cost-method partnerships                        4,403,000           12,744,000
  Variable annuity assets held in
     separate accounts                       11,133,569,000       11,133,569,000
  Receivable from brokers for sales
     of securities                               23,904,000           23,904,000

LIABILITIES:
  Reserves for fixed annuity contracts        2,189,272,000        2,116,874,000
  Reserves for guaranteed investment
     contracts                                  282,267,000          282,267,000
  Payable to brokers for purchases
     of securities                               50,957,000           50,957,000
  Variable annuity liabilities related
     to separate accounts                    11,133,569,000       10,696,607,000
  Subordinated notes payable to
     affiliates                                  39,182,000           41,272,000
                                            ===============      ===============


7.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        At December 31, 1998, Subordinated Notes Payable to Affiliates included a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), for $170,436,000. On June 30, 1999, the Parent cancelled the Note and forgave the interest earned. Funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet.

        Subordinated notes and accrued interest payable to affiliates totaled $37,816,000 at interest rates ranging from 8% to 9% at December 31, 1999, and require principal payments of $5,400,000 in 2000, $10,000,000 in 2001 and $22,060,000 in 2002.

8.      REINSURANCE

        The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
        one insured life. At December 31, 1999, a total reserve credit of $3,560,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, $3,621,000 in 1999, is classified as General and Administrative Expenses in the income statement.

        On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

        On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.      CONTINGENT LIABILITIES

        The Company has entered into four agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $359,400,000. The Company's Parent currently shares in the liabilities and fees of two of these agreements. The Parent's share in these liabilities will increase by $150,000,000 subsequent to December 31, 1999, and the Company's share will decrease to $209,400,000. Management does not anticipate any material future losses with respect to these liquidity support facilities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.      CONTINGENT LIABILITIES (Continued)

        The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.     SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1999, December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                            Years Ended September 30,
                                 Year Ended       Three Months Ended    ---------------------------------
                              December 31, 1999   December 31, 1998         1998                1997
                              -----------------   ------------------    -------------       -------------
ADDITIONAL PAID-IN
  CAPITAL:
  Beginning balances            $ 378,674,000       $ 308,674,000       $ 308,674,000       $ 280,263,000
  Reclassification of
     Note by the Parent           170,436,000                 ---                 ---                 ---
  Return of capital              (170,500,000)                ---                 ---                 ---
  Capital contributions
     received                     114,250,000          70,000,000                 ---          28,411,000
  Contribution of
     partnership
     investment                       150,000                 ---                 ---                 ---
                                -------------       -------------       -------------       -------------

Ending balances                 $ 493,010,000       $ 378,674,000       $ 308,674,000       $ 308,674,000
                                =============       =============       =============       =============

RETAINED EARNINGS:
  Beginning balances            $ 366,460,000       $ 332,069,000       $ 244,628,000       $ 207,002,000
  Net income                      184,698,000          34,391,000         138,641,000          63,126,000
  Dividends paid                          ---                 ---         (51,200,000)        (25,500,000)
                                -------------       -------------       -------------       -------------

Ending balances                 $ 551,158,000       $ 366,460,000       $ 332,069,000       $ 244,628,000
                                =============       =============       =============       =============

ACCUMULATED OTHER
  COMPREHENSIVE INCOME
  (LOSS):
     Beginning balances         $  (1,619,000)      $   8,415,000       $  18,405,000       $  (5,521,000)
     Change in net
        unrealized gains
        (losses) on debt
        securities
        available for sale       (198,659,000)        (23,791,000)        (23,818,000)         57,463,000
     Change in net
        unrealized gains
        (losses) on equity
        securities
        available for sale            (10,000)            (44,000)           (950,000)            (55,000)
     Change in adjustment
        to deferred
        acquisition costs          28,000,000           8,400,000           9,400,000         (20,600,000)
     Tax effects of net
        changes                 $  59,735,000           5,401,000           5,378,000         (12,882,000)
                                -------------       -------------       -------------       -------------

Ending balances                 $(112,553,000)      $  (1,619,000)      $   8,415,000       $  18,405,000
                                =============       =============       =============       =============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998. Dividends in the amounts of $51,200,000 and $25,500,000 were paid on June 4, 1998 and April 1, 1997, respectively. Dividends of $69,000,000 were paid on March 1, 2000.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the year ended December 31, 1999 was $261,539,000. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000. The Company's statutory capital and surplus totaled $694,621,000 at December 31, 1999, $443,394,000 at December 31, 1998 and $537,542,000 at September 30,
        1998.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                            Net Realized
                                             Investment
                                           Gains (Losses)       Operations            Total
                                           -------------       -------------       -------------
YEAR ENDED DECEMBER 31, 1999:

Currently payable                          $   6,846,000       $ 196,192,000       $ 203,038,000
Deferred                                     (13,713,000)        (86,300,000)       (100,013,000)
                                           -------------       -------------       -------------

  Total income tax expense
    (benefit)                              $  (6,867,000)      $ 109,892,000       $ 103,025,000
                                           =============       =============       =============

THREE MONTHS ENDED DECEMBER 31, 1998:

Currently payable                          $     740,000       $   3,421,000       $   4,161,000
Deferred                                        (620,000)         16,565,000          15,945,000
                                           -------------       -------------       -------------

  Total income tax expense                 $     120,000       $  19,986,000       $  20,106,000
                                           =============       =============       =============

YEAR ENDED SEPTEMBER 30, 1998:

Currently payable                          $   4,221,000       $  32,743,000       $  36,964,000
Deferred                                        (550,000)         34,637,000          34,087,000
                                           -------------       -------------       -------------

  Total income tax expense                 $   3,671,000       $  67,380,000       $  71,051,000
                                           =============       =============       =============

YEAR ENDED SEPTEMBER 30, 1997:

Currently payable                          $  (3,635,000)      $  50,828,000       $  47,193,000
Deferred                                      (2,258,000)        (13,766,000)        (16,024,000)
                                           -------------       -------------       -------------

  Total income tax expense
    (benefit)                              $  (5,893,000)      $  37,062,000       $  31,169,000
                                           =============       =============       =============


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                             Years Ended September 30,
                                  Year Ended       Three Months Ended    ---------------------------------
                               December 31, 1999    December 31, 1998        1998                1997
                               ----------------    ------------------    -------------       -------------
Amount computed at
  statutory rate                 $ 100,703,000       $  19,074,000       $  73,392,000       $  33,003,000
Increases (decreases)
  resulting from:
     Amortization of
        differences between
        book and tax bases
        of net assets
        acquired                       609,000             146,000             460,000             666,000
     State income taxes,
        net of federal tax
        benefit                      7,231,000           1,183,000           5,530,000           1,950,000
     Dividends-received
        deduction                   (3,618,000)           (345,000)         (7,254,000)         (4,270,000)
     Tax credits                    (1,346,000)                             (1,296,000)           (318,000)
     Other, net                       (554,000)             48,000             219,000             138,000
                                 -------------       -------------       -------------       -------------

     Total income tax
        expense                  $ 103,025,000       $  20,106,000       $  71,051,000       $  31,169,000
                                 =============       =============       =============       =============

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1999. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                    December 31,        December 31,        September 30,
                                        1999                1998                 1998
                                    -------------       -------------       -------------
DEFERRED TAX LIABILITIES:
Investments                         $  23,208,000       $  18,174,000       $  17,643,000
Deferred acquisition costs            272,697,000         222,943,000         223,392,000
State income taxes                      5,203,000           3,143,000           2,873,000
Other liabilities                      18,658,000          13,906,000             144,000
Net unrealized gains on debt
  and equity securities
  available for sale                          ---                 ---           4,531,000
                                    -------------       -------------       -------------
Total deferred tax liabilities      $ 319,766,000         258,166,000         248,583,000
                                    -------------       -------------       -------------

DEFERRED TAX ASSETS:
Contractholder reserves              (261,781,000)       (148,587,000)       (149,915,000)
Guaranty fund assessments              (2,454,000)         (2,935,000)         (2,910,000)
Deferred income                       (48,371,000)                ---                 ---
Other assets                                  ---                 ---                 ---
Net unrealized losses on
  debt and equity securities
  available for sale                  (60,605,000)           (872,000)                ---
                                    -------------       -------------       -------------
Total deferred tax assets            (373,211,000)       (152,394,000)       (152,825,000)
                                    -------------       -------------       -------------
Deferred income taxes               $ (53,445,000)      $ 105,772,000       $  95,758,000
                                    =============       =============       =============


12.     COMPREHENSIVE INCOME

        Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior years are disclosed to conform to the current year's presentation.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.     COMPREHENSIVE INCOME (Continued)

        The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                            Tax Benefit
                                         Before Tax          (Expense)          Net of Tax
                                       -------------       -------------       -------------
YEAR ENDED DECEMBER 31,
1999:

Net unrealized losses on debt and
  equity securities available
  for sale identified in the
  current period                       $(217,259,000)      $  76,041,000       $(141,218,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                      34,690,000         (12,141,000)         22,549,000
                                       -------------       -------------       -------------

Subtotal                                (182,569,000)         63,900,000        (118,669,000)
                                       -------------       -------------       -------------

Reclassification adjustment for:
  Net realized losses included
     in net income                        18,590,000          (6,507,000)         12,083,000
  Related change in deferred
     acquisition costs                    (6,690,000)          2,342,000          (4,348,000)
                                       -------------       -------------       -------------
  Total reclassification
     adjustment                           11,900,000          (4,165,000)          7,735,000
                                       -------------       -------------       -------------

Total other comprehensive
  loss                                 $(170,669,000)      $  59,735,000       $(110,934,000)
                                       =============       =============       =============

THREE MONTHS ENDED DECEMBER 31,
1998:

Net unrealized losses on debt
  and equity securities available
  for sale identified in the
  current period                       $ (24,345,000)      $   8,521,000       $ (15,824,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                       8,579,000          (3,004,000)          5,575,000
                                       -------------       -------------       -------------

Subtotal                                 (15,766,000)          5,517,000         (10,249,000)
                                       -------------       -------------       -------------

Reclassification adjustment for:
  Net realized losses included
     in net income                           510,000            (179,000)            331,000
  Related change in deferred
     acquisition costs                      (179,000)             63,000            (116,000)
                                       -------------       -------------       -------------
  Total reclassification
     adjustment                              331,000            (116,000)            215,000
                                       -------------       -------------       -------------

Total other comprehensive loss         $ (15,435,000)      $   5,401,000       $ (10,034,000)
                                       =============       =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.     COMPREHENSIVE INCOME (Continued)

                                                          Tax Benefit
                                        Before Tax         (Expense)          Net of Tax
                                       ------------       ------------       ------------
YEAR ENDED SEPTEMBER 30,
1998:

Net unrealized losses on debt and
  equity securities available
  for sale identified in the
  current period                       $(10,281,000)      $  3,598,000       $ (6,683,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                      4,086,000         (1,430,000)         2,656,000
                                       ------------       ------------       ------------

Subtotal                                 (6,195,000)         2,168,000         (4,027,000)
                                       ------------       ------------       ------------

Reclassification adjustment for:
  Net realized losses included
     in net income                      (14,487,000)         5,070,000         (9,417,000)
  Related change in deferred
     acquisition costs                    5,314,000         (1,860,000)         3,454,000
                                       ------------       ------------       ------------
  Total reclassification
     adjustment                          (9,173,000)         3,210,000         (5,963,000)
                                       ------------       ------------       ------------

Total other comprehensive loss         $(15,368,000)      $  5,378,000       $ (9,990,000)
                                       ============       ============       ============

YEAR ENDED SEPTEMBER 30,
1997:

Net unrealized gains on debt
  and equity securities available
  for sale identified in the
  current period                       $ 40,575,000       $(14,201,000)      $ 26,374,000

Decrease in deferred acquisition
  cost adjustment identified in
  the current period                    (15,031,000)         5,262,000         (9,769,000)
                                       ------------       ------------       ------------

Subtotal                                 25,544,000         (8,939,000)        16,605,000
                                       ------------       ------------       ------------

Reclassification adjustment for:
  Net realized losses included
     in net income                       16,832,000         (5,891,000)        10,941,000
  Related change in deferred
     acquisition costs                   (5,569,000)         1,949,000         (3,620,000)
                                       ------------       ------------       ------------
  Total reclassification
     adjustment                          11,263,000         (3,942,000)         7,321,000
                                       ------------       ------------       ------------

Total other comprehensive
  income                               $ 36,807,000       $(12,881,000)      $ 23,926,000
                                       ============       ============       ============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.     RELATED-PARTY MATTERS

        The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998, and $32,946,000 in the year ended September 30, 1998 and $25,492,000 in the year ended September 30, 1997. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6% of premiums in the year ended December 31, 1999 and the three months ended December 31, 1998, 33.6% in the year ended September 30, 1998 and 36.1% in the year ended September 30, 1997.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998 and $86,116,000 for the year ended September 30, 1997. The marketing component of such costs during these periods amounted to $53,385,000, $9,906,000, $39,482,000 and $31,968,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

        At December 31, 1999 and 1998, the Company held bonds with a fair value of $50,000 and $84,965,000, respectively, which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value. At September 30, 1998 and 1997, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

        For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets from or to the Parent or its affiliates.

        During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

        During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company ("CalAmerica"), a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.     RELATED-PARTY MATTERS (Continued)

        and $61,000, respectively.

        During the year ended September 30, 1997, the Company sold various invested assets to the Parent and CalAmerica for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

        During the year ended September 30, 1997, the Company purchased certain invested assets from the Parent and CalAmerica for cash equal to their current market value of $8,717,000 and $284,000, respectively.

14.     BUSINESS SEGMENTS

        Effective January 1, 1999, the Company adopted Statement of Financial Accounting Standards No. 131 ("SFAS 131"), "Disclosures about Segments of an Enterprise and Related Information," which requires the reporting of certain financial information by business segment. For the purpose of providing segment information, the Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The annuity operations focus primarily on the marketing of variable annuity products and the administration of the universal life business acquired from MBL Life in 1998 (See Note 4). The Company's variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as guaranteed fixed-rate account options. The Company earns fee income on investments in the variable options and net investment income on the fixed-rate options. The asset management operations are conducted by the Company's registered investment advisor subsidiary, SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), and its related distributor. SunAmerica Asset Management earns fee income by distributing and managing a diversified family of mutual funds, by managing certain subaccounts within the Company's variable annuity products and by providing professional management of individual, corporate and pension plan portfolios. The broker-dealer operations are conducted by the Company's broker-dealer subsidiary, Royal Alliance Associates, Inc. ("Royal"), which sells proprietary annuities and mutual funds, as well as a full range of non-proprietary investment products.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                               Asset                Broker
                                      Annuity               Management              Dealer
                                     Operations             Operations             Operations               Total
                                   ----------------       ----------------       ----------------       ----------------
YEAR ENDED DECEMBER 31, 1999:

Total assets                       $ 26,649,310,000       $    150,966,000       $     74,218,000       $ 26,874,494,000
Expenditures for long-
  lived assets                                  ---              2,563,000              2,728,000              5,291,000
Investment in subsidiaries                      ---                    ---                    ---                    ---

Revenue from external
  customers                             790,697,000             54,652,000             41,185,000            886,534,000
Intersegment revenue                            ---             62,998,000              8,193,000             71,191,000
                                   ----------------       ----------------       ----------------       ----------------

Total revenue                           790,697,000            117,650,000             49,378,000            957,725,000
                                   ================       ================       ================       ================


Investment income                       511,914,000              9,072,000                967,000            521,953,000
Interest expense                       (354,263,000)            (3,085,000)              (389,000)          (357,737,000)
Depreciation and
  amortization expense                  (95,408,000)           (23,249,000)            (3,234,000)          (121,891,000)
Income from unusual
  transactions                                  ---                    ---                    ---                    ---
Pretax income                           199,333,000             67,779,000             20,611,000            287,723,000
Income tax expense                      (65,445,000)           (28,247,000)            (9,333,000)          (103,025,000)
Income from extraordinary
  items                                         ---                    ---                    ---                    ---
Net income                         $    133,888,000       $     39,532,000       $     11,278,000       $    184,698,000
                                   ================       ================       ================       ================


Significant non-cash
  items                            $            ---       $            ---       $            ---       $            ---
                                   ================       ================       ================       ================


                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                           Asset                Broker-
                                    Annuity              Management              Dealer
                                   Operations            Operations             Operations               Total
                                ----------------       ----------------       ----------------       ----------------
THREE MONTHS ENDED
DECEMBER 31, 1998:

Total assets                    $ 22,982,323,000       $    104,473,000       $     59,537,000       $ 23,146,333,000
Expenditures for long-
  lived assets                               ---                328,000              1,005,000              1,333,000
Investment in subsidiaries                   ---                    ---                    ---                    ---

Revenue from external
  customers                          103,626,000             11,103,000              9,605,000            124,334,000
Intersegment revenue                         ---             11,871,000              1,674,000             13,545,000
                                ----------------       ----------------       ----------------       ----------------

Total revenue                        103,626,000             22,974,000             11,279,000            137,879,000
                                ================       ================       ================       ================


Investment income                     53,149,000                971,000                158,000             54,278,000
Interest expense                     (26,842,000)              (752,000)              (101,000)           (27,695,000)
Depreciation and
  amortization expense               (23,236,000)            (4,204,000)              (561,000)           (28,001,000)
Income from unusual
  transactions                               ---                    ---                    ---                    ---
Pretax income                         36,961,000             13,092,000              4,444,000             54,497,000
Income tax expense                   (12,978,000)            (5,181,000)            (1,947,000)           (20,106,000)
Income from extraordinary
  items                                      ---                    ---                    ---                    ---
Net income                      $     23,983,000       $      7,911,000       $      2,497,000       $     34,391,000
                                ================       ================       ================       ================


Significant non-cash
  item                          $            ---       $            ---       $            ---       $            ---
                                ================       ================       ================       ================


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                               Asset                 Broker-
                                         Annuity             Management              Dealer
                                       Operations            Operations             Operations               Total
                                    ----------------       ----------------       ----------------       ----------------
YEAR ENDED SEPTEMBER 30, 1998:

Total assets                        $ 14,389,922,000       $    104,476,000       $     55,870,000       $ 14,550,268,000
Expenditures for long-
  lived assets                                   ---                477,000              5,289,000              5,766,000
Investment in subsidiaries                       ---                    ---                    ---                    ---

Revenue from external
  customers                              410,011,000             34,396,000             39,729,000            484,136,000
Intersegment revenue                             ---             40,040,000              7,634,000             47,674,000
                                    ----------------       ----------------       ----------------       ----------------

Total revenue                            410,011,000             74,436,000             47,363,000            531,810,000
                                    ================       ================       ================       ================


Investment income                        218,044,000              2,839,000              1,083,000            221,966,000
Interest expense                        (131,980,000)            (2,709,000)              (405,000)          (135,094,000)
Depreciation and
  amortization expense                   (60,731,000)           (14,780,000)            (1,770,000)           (77,281,000)
Income from unusual
  transactions                                   ---                    ---                    ---                    ---
Pretax income                            148,084,000             39,207,000             22,401,000            209,692,000
Income tax expense                       (44,706,000)           (15,670,000)           (10,675,000)           (71,051,000)
Income from extraordinary
  items                                          ---                    ---                    ---                    ---
Net income                          $    103,378,000       $     23,537,000       $     11,726,000       $    138,641,000
                                    ================       ================       ================       ================


Significant non-cash
  items                             $            ---       $            ---       $            ---       $            ---
                                    ================       ================       ================       ================


                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                                Asset               Broker-
                                        Annuity              Management             Dealer
                                       Operations            Operations            Operations                 Total
                                    ----------------       ----------------       ----------------       ----------------
YEAR ENDED SEPTEMBER 30, 1997:

Total assets                        $ 12,440,311,000       $     81,518,000       $     51,400,000       $ 12,573,229,000
Expenditures for long-
  lived assets                                   ---                804,000              4,527,000              5,331,000
Investment in subsidiaries                       ---                    ---                    ---                    ---

Revenue from external
  customers                              317,061,000             28,655,000             31,678,000            377,394,000
Intersegment revenue                             ---             22,790,000              6,327,000             29,117,000
                                    ----------------       ----------------       ----------------       ----------------

Total revenue                            317,061,000             51,445,000             38,005,000            406,511,000
                                    ================       ================       ================       ================


Investment income                        208,382,000              1,445,000                932,000            210,759,000
Interest expense                        (134,416,000)            (2,737,000)              (405,000)          (137,558,000)
Depreciation and
  amortization expense                   (55,675,000)           (16,357,000)              (689,000)           (72,721,000)
Income from unusual
  transactions                                   ---                    ---                    ---                    ---
Pretax income                             58,291,000             19,299,000             16,705,000             94,295,000
Income tax expense                       (16,318,000)            (7,850,000)            (7,001,000)           (31,169,000)
Income from extraordinary
  items                                          ---                    ---                    ---                    ---
Net income                          $     41,973,000       $     11,449,000       $      9,704,000       $     63,126,000
                                    ================       ================       ================       ================


Significant non-cash
  items                             $            ---       $           ---        $            ---       $            ---
                                    ================       ================       ================       ================


        Substantially all of the Company's revenues are derived from the United States.

        The accounting policies of the segments are as described in the summary of significant accounting policies (Note 2). The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment. The annuity operations and asset management operations pay commissions to Royal for sales of their proprietary products. Approximately 90% of these commission payments are in turn paid to registered representatives of Royal, with the remainder of the revenue reflected in Net Retained Commissions. In addition, premiums from variable annuity policies sold by the Company are held in trusts that are owned by the Company, although the assets directly support policyholder obligations. SunAmerica Asset Management is the Investment Advisor for all of the subaccounts of these trusts, for which service it receives fees which are direct expenses of the trusts. Such fees are reported as Variable Annuity Fees in the consolidated income statement and are shown as intersegment revenues in the business segments disclosure above, although there is no corresponding expense on the books of any segment.

        The annuity operations segment's products are marketed through over 800 independent broker-dealers, full-service securities firms and financial institutions, in addition to the Company's affiliated broker-dealers. Those independent selling organizations

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

        responsible for over 10% of sales represented 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998, 16.8% in the year ended September 30, 1998, and 18.4% and 10.2% in the year ended September 30, 1997. Registered representatives sell products for the Company's asset management operations and sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in either the asset management operations or the broker-dealer operations.

15.     SUBSEQUENT EVENTS

        On March 1, 2000, the Company paid dividends of $69,000,000 to the Parent.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Four


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Accounts constituting Variable Annuity Account Four, a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1999, the results of its operations and the changes in their net assets for the three month period from October 1, 1999 to December 31, 1999 and the changes in their net assets for the year ended September 30, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2000

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999


                                                                                            Government     International
                                                  Capital                      Natural         and          Diversified
                                                Appreciation    Growth        Resources     Quality Bond     Equities
                                                 Portfolio     Portfolio      Portfolio      Portfolio       Portfolio
                                                -----------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $81,430,137    $36,481,964    $ 2,409,044    $24,099,152    $         0
     Investments in SunAmerica Series Trust,
        at market value                                   0              0              0              0     52,876,541

Liabilities                                               0              0              0              0              0
                                                -----------------------------------------------------------------------
Net Assets                                      $81,430,137    $36,481,964    $ 2,409,044    $24,099,152    $52,876,541
                                                =======================================================================

Accumulation units outstanding                    1,886,515      1,118,706        192,519      1,815,032      3,129,678
                                                =======================================================================
Unit value of accumulation units                $     43.17    $     32.61    $     12.50    $     13.28    $     16.92
                                                =======================================================================



                                                  Global        Aggressive
                                                 Equities         Growth
                                                 Portfolio       Portfolio
                                                --------------------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $         0    $         0
     Investments in SunAmerica Series Trust,
        at market value                          41,624,592     24,977,207

Liabilities                                               0              0
                                                --------------------------
Net Assets                                      $41,624,592    $24,977,207
                                                ==========================

Accumulation units outstanding                    1,566,813      1,027,840
                                                ==========================
Unit value of accumulation units                $     26.57    $     24.30
                                                ==========================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                                   Venture       Federated       Alliance        Growth-           Asset
                                                    Value          Value          Growth         Income         Allocation
                                                  Portfolio      Portfolio       Portfolio      Portfolio        Portfolio
                                                ----------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $          0    $          0    $          0    $          0    $          0
     Investments in SunAmerica Series Trust,
        at market value                          106,123,442      17,816,349     149,430,393     118,259,016      33,952,707

Liabilities                                                0               0               0               0               0
                                                ----------------------------------------------------------------------------
Net Assets                                      $106,123,442    $ 17,816,349    $149,430,393    $118,259,016    $ 33,952,707
                                                ============================================================================

Accumulation units outstanding                     3,806,242       1,055,045       3,077,398       3,293,412       1,713,807
                                                ============================================================================
Unit value of accumulation units                $      27.88    $      16.89    $      48.56    $      35.91    $      19.81
                                                ============================================================================


                                                 SunAmerica
                                                  Balanced         Utility
                                                 Portfolio        Portfolio
                                                ----------------------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $          0    $          0
     Investments in SunAmerica Series Trust,
        at market value                           49,070,725      12,110,613

Liabilities                                                0               0
                                                ----------------------------
Net Assets                                      $ 49,070,725    $ 12,110,613
                                                ============================

Accumulation units outstanding                     2,491,907         801,759
                                                ============================
Unit value of accumulation units                $      19.69    $      15.11
                                                ============================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                                  Worldwide      High-Yield        Global        Corporate       "Dogs" of
                                                 High Income        Bond            Bond            Bond        Wall Street
                                                  Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                                ----------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $          0    $          0    $          0    $          0    $          0
     Investments in SunAmerica Series Trust,
        at market value                            5,487,679      17,271,309       5,512,327      14,297,885      10,078,850

Liabilities                                                0               0               0               0               0
                                                ----------------------------------------------------------------------------
Net Assets                                      $  5,487,679    $ 17,271,309    $  5,512,327    $ 14,297,885    $ 10,078,850
                                                ============================================================================

Accumulation units outstanding                       349,619       1,161,206         391,261       1,120,278       1,121,165
                                                ============================================================================
Unit value of accumulation units                $      15.70    $      14.87    $      14.09    $      12.76    $       8.99
                                                ============================================================================


                                                    Cash
                                                 Management
                                                  Portfolio         TOTAL
                                                 -----------------------------
Assets:
     Investments in Anchor Series Trust,
         at market value                         $          0    $144,420,297
     Investments in SunAmerica Series Trust,
        at market value                            59,230,861     718,120,496

Liabilities                                                 0               0
                                                 ----------------------------
Net Assets                                       $ 59,230,861    $862,540,793
                                                 ============================

Accumulation units outstanding                      4,829,410
                                                 ============
Unit value of accumulation units                 $      12.25
                                                 ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999


                                                                         Market Value     Market
Portfolio Investment                                        Shares        Per Share        Value              Cost
----------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                       1,427,989       $  57.02      $ 81,430,137      $ 65,111,991
     Growth Portfolio                                       947,114          38.52        36,481,964        30,751,461
     Natural Resources Portfolio                            148,478          16.22         2,409,044         2,250,125
     Government and Quality Bond Portfolio                1,761,170          13.68        24,099,152        25,183,861
                                                                                        ------------      ------------
                                                                                         144,420,297       123,297,438
                                                                                        ------------      ------------
SUNAMERICA SERIES TRUST:
     International Diversified Equities Portfolio         3,305,257          16.00        52,876,541        50,417,668
     Global Equities Portfolio                            1,910,443          21.79        41,624,592        38,763,799
     Aggressive Growth Porfolio                           1,069,301          23.36        24,977,207        18,646,823
     Venture Value Portfolio                              3,960,877          26.79       106,123,442        89,651,424
     Federated Value Portfolio                            1,075,155          16.57        17,816,349        16,957,139
     Alliance Growth Portfolio                            3,894,405          38.37       149,430,393       116,537,430
     Growth-Income Portfolio                              3,630,575          32.57       118,259,016        88,948,555
     Asset Allocation Portfolio                           2,264,894          14.99        33,952,707        34,510,393
     SunAmerica Balanced Portfolio                        2,498,169          19.64        49,070,725        39,713,201
     Utility Portfolio                                      842,219          14.38        12,110,613        11,835,626
     Worldwide High Income Portfolio                        515,774          10.64         5,487,679         6,033,442
     High-Yield Bond Portfolio                            1,647,255          10.48        17,271,309        18,490,020
     Global Bond Portfolio                                  509,788          10.81         5,512,327         5,774,747
     Corporate Bond Portfolio                             1,285,365          11.12        14,297,885        14,821,585
     "Dogs" of Wall Street Portfolio                      1,125,321           8.96        10,078,850        10,737,498
     Cash Management Portfolio                            5,440,895          10.89        59,230,861        59,055,362
                                                                                        ------------      ------------
                                                                                         718,120,496       620,894,712
                                                                                        ------------      ------------
                                                                                        $862,540,793      $744,192,150
                                                                                        ============      ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
               FOR THE THREE MONTH PERIOD FROM OCTOBER 1, 1999 TO
                                DECEMBER 31, 1999

                                                                                                                     Government
                                                                    Capital                          Natural             and
                                                                 Appreciation       Growth          Resources       Quality Bond
                                                                   Portfolio       Portfolio        Portfolio         Portfolio
                                                              -------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions                $           0     $           0     $           0     $           0
                                                              -------------------------------------------------------------------
         Total investment income                                          0                 0                 0                 0
                                                              -------------------------------------------------------------------

Expenses:
     Mortality risk charge                                         (141,447)          (68,928)           (5,794)          (54,830)
     Guarantee death benefit charge                                 (18,860)           (9,190)             (773)           (7,311)
     Expense risk charge                                            (55,007)          (26,805)           (2,253)          (21,323)
     Distribution expense charge                                    (23,574)          (11,488)             (966)           (9,137)
                                                              -------------------------------------------------------------------
         Total expenses                                            (238,888)         (116,411)           (9,786)          (92,601)
                                                              -------------------------------------------------------------------

Net investment income (loss)                                       (238,888)         (116,411)           (9,786)          (92,601)
                                                              -------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   53,562,346         3,607,179         2,401,965         2,356,452
     Cost of shares sold                                        (47,400,868)       (3,299,025)       (2,436,776)       (2,458,964)
                                                              -------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       6,161,478           308,154           (34,811)         (102,512)


Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            620,939           444,650             7,847        (1,133,203)
     End of period                                               16,318,146         5,730,503           158,919        (1,084,709)
                                                              -------------------------------------------------------------------

Change in net unrealized appreciation/
    depreciation of investments                                  15,697,207         5,285,853           151,072            48,494
                                                              -------------------------------------------------------------------

Increase (decrease) in net assets from operations             $  21,619,797     $   5,477,596     $     106,475     $    (146,619)
                                                              ===================================================================


                                                              International
                                                               Diversified         Global          Aggressive
                                                                Equities          Equities           Growth
                                                                Portfolio         Portfolio         Portfolio
                                                              -------------------------------------------------
Investment income:
     Dividends and capital gains distributions                $           0     $           0     $           0
                                                              -------------------------------------------------
         Total investment income                                          0                 0                 0
                                                              -------------------------------------------------

Expenses:
     Mortality risk charge                                         (106,602)          (64,102)          (42,481)
     Guarantee death benefit charge                                 (14,214)           (8,547)           (5,664)
     Expense risk charge                                            (41,456)          (24,929)          (16,520)
     Distribution expense charge                                    (17,767)          (10,683)           (7,081)
                                                              -------------------------------------------------
         Total expenses                                            (180,039)         (108,261)          (71,746)
                                                              -------------------------------------------------

Net investment income (loss)                                       (180,039)         (108,261)          (71,746)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  513,270,211       146,805,191        14,976,242
     Cost of shares sold                                       (505,579,871)     (144,973,434)      (12,569,033)
                                                              -------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       7,690,340         1,831,757         2,407,209
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                             93,036          (427,330)           30,179
     End of period                                                2,458,873         2,860,793         6,330,384
                                                              -------------------------------------------------

Change in net unrealized appreciation/
    depreciation of investments                                   2,365,837         3,288,123         6,300,205
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $   9,876,138     $   5,011,619     $   8,635,668
                                                              =================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
               FOR THE THREE MONTH PERIOD FROM OCTOBER 1, 1999 TO
                                DECEMBER 31, 1999
                                   (Continued)

                                                                 Venture         Federated       Alliance          Growth-
                                                                  Value            Value          Growth           Income
                                                                Portfolio        Portfolio       Portfolio        Portfolio
                                                              ---------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions                $          0     $          0     $          0     $          0
                                                              ---------------------------------------------------------------
         Total investment income                                         0                0                0                0
                                                              ---------------------------------------------------------------

Expenses:
     Mortality risk charge                                        (216,897)         (35,201)        (295,465)        (234,687)
     Guarantee death benefit charge                                (28,920)          (4,693)         (39,395)         (31,292)
     Expense risk charge                                           (84,349)         (13,689)        (114,903)         (91,267)
     Distribution expense charge                                   (36,149)          (5,867)         (49,244)         (39,114)
                                                              ---------------------------------------------------------------
         Total expenses                                           (366,315)         (59,450)        (499,007)        (396,360)
                                                              ---------------------------------------------------------------

Net investment income (loss)                                      (366,315)         (59,450)        (499,007)        (396,360)
                                                              ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   5,189,089        1,695,350        8,274,077        2,246,920
     Cost of shares sold                                        (4,624,678)      (1,661,284)      (6,997,009)      (1,917,056)
                                                              ---------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                        564,411           34,066        1,277,068          329,864
                                                              ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         6,572,612          (44,033)       8,644,860       11,449,965
     End of period                                              16,472,018          859,210       32,892,963       29,310,461
                                                              ---------------------------------------------------------------

Change in net unrealized appreciation/
    depreciation of investments                                  9,899,406          903,243       24,248,103       17,860,496
                                                              ---------------------------------------------------------------

Increase (decrease) in net assets from operations             $ 10,097,502     $    877,859     $ 25,026,164     $ 17,794,000
                                                              ===============================================================


                                                                 Asset          SunAmerica
                                                               Allocation        Balanced         Utility
                                                               Portfolio         Portfolio       Portfolio
                                                              ----------------------------------------------
Investment income:
     Dividends and capital gains distributions                $          0     $          0     $          0
                                                              ----------------------------------------------
         Total investment income                                         0                0                0
                                                              ----------------------------------------------

Expenses:
     Mortality risk charge                                         (73,972)         (98,017)         (27,294)
     Guarantee death benefit charge                                 (9,863)         (13,069)          (3,639)
     Expense risk charge                                           (28,767)         (38,118)         (10,614)
     Distribution expense charge                                   (12,329)         (16,336)          (4,550)
                                                              ----------------------------------------------
         Total expenses                                           (124,931)        (165,540)         (46,097)
                                                              ----------------------------------------------

Net investment income (loss)                                      (124,931)        (165,540)         (46,097)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   1,443,550          468,613        1,203,894
     Cost of shares sold                                        (1,539,459)        (402,387)      (1,161,186)
                                                              ----------------------------------------------

Net realized gains (losses) from
    securities transactions                                        (95,909)          66,226           42,708
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (3,561,452)       3,255,970          (79,294)
     End of period                                                (557,686)       9,357,524          274,987
                                                              ----------------------------------------------

Change in net unrealized appreciation/
    depreciation of investments                                  3,003,766        6,101,554          354,281
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $  2,782,926     $  6,002,240     $    350,892
                                                              ==============================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
               FOR THE THREE MONTH PERIOD FROM OCTOBER 1, 1999 TO
                                DECEMBER 31, 1999
                                   (Continued)

                                                                    Worldwide      High-Yield      Global        Corporate
                                                                   High Income       Bond           Bond           Bond
                                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                                   -----------------------------------------------------------
Investment income:
     Dividends and capital gains distributions                            $ 0            $ 0            $ 0             $ 0
                                                                   -----------------------------------------------------------
         Total investment income                                            0              0              0               0
                                                                   -----------------------------------------------------------
Expenses:
     Mortality risk charge                                            (11,939)       (37,060)       (12,784)        (31,412)
     Guarantee death benefit charge                                    (1,592)        (4,941)        (1,704)         (4,188)
     Expense risk charge                                               (4,643)       (14,412)        (4,971)        (12,216)
     Distribution expense charge                                       (1,990)        (6,178)        (2,131)         (5,236)
                                                                   -----------------------------------------------------------
         Total expenses                                               (20,164)       (62,591)       (21,590)        (53,052)
                                                                   -----------------------------------------------------------

Net investment income (loss)                                          (20,164)       (62,591)       (21,590)        (53,052)

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        546,812      1,398,786      1,329,982       1,714,335
     Cost of shares sold                                             (639,903)    (1,540,201)    (1,400,911)     (1,792,982)
                                                                   -----------------------------------------------------------
Net realized gains (losses) from
    securities transactions                                           (93,091)      (141,415)       (70,929)        (78,647)
                                                                   -----------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (1,083,742)    (1,790,034)      (356,389)       (630,755)
     End of period                                                   (545,763)    (1,218,711)      (262,420)       (523,700)
                                                                   -----------------------------------------------------------
Change in net unrealized appreciation/
    depreciation of investments                                       537,979        571,323         93,969         107,055
                                                                   -----------------------------------------------------------
Increase (decrease) in net assets from operations                   $ 424,724      $ 367,317        $ 1,450       $ (24,644)
                                                                   ===========================================================



                                                             "Dogs" of         Cash
                                                            Wall Street      Management
                                                             Portfolio       Portfolio           TOTAL
                                                            ---------------------------------------------
Investment income:
     Dividends and capital gains distributions                     $ 0              $ 0               $ 0
                                                            ---------------------------------------------
         Total investment income                                     0                0                 0
                                                            ---------------------------------------------

Expenses:
     Mortality risk charge                                     (22,423)        (142,939)       (1,724,274)
     Guarantee death benefit charge                             (2,990)         (19,059)         (229,904)
     Expense risk charge                                        (8,720)         (55,587)         (670,549)
     Distribution expense charge                                (3,737)         (23,823)         (287,380)
                                                            ---------------------------------------------
         Total expenses                                        (37,870)        (241,408)       (2,912,107)
                                                            ---------------------------------------------

Net investment income (loss)                                   (37,870)        (241,408)       (2,912,107)

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                               2,486,361      317,366,840     1,082,344,195
     Cost of shares sold                                    (2,634,717)    (316,616,492)   (1,061,646,236)
                                                            ---------------------------------------------
Net realized gains (losses) from
    securities transactions                                   (148,356)         750,348        20,697,959
                                                            ---------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                      (479,290)          75,925        21,610,461
     End of period                                            (658,648)         175,499       118,348,643
                                                            ---------------------------------------------
Change in net unrealized appreciation/
    depreciation of investments                               (179,358)          99,574        96,738,182
                                                            ---------------------------------------------
Increase (decrease) in net assets from operations           $ (365,584)       $ 608,514     $ 114,524,034
                                                            =============================================



                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE THREE MONTH PERIOD FROM OCTOBER 1, 1999 TO
                                DECEMBER 31, 1999

                                                                                                                  Government
                                                                 Capital                          Natural             and
                                                              Appreciation         Growth        Resources       Quality Bond
                                                                Portfolio         Portfolio      Portfolio         Portfolio
                                                              ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $   (238,888)    $   (116,411)    $     (9,786)    $    (92,601)
     Net realized gains (losses) from
         securities transactions                                 6,161,478          308,154          (34,811)        (102,512)
     Change in net unrealized appreciation/
         depreciation of investments                            15,697,207        5,285,853          151,072           48,494
                                                              ---------------------------------------------------------------

         Increase (decrease) in net assets from operations      21,619,797        5,477,596          106,475         (146,619)
                                                              ---------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                3,902,390        2,617,379          114,528        1,578,714
     Cost of units redeemed                                       (975,423)        (653,272)        (179,334)        (586,321)
     Net transfers                                              10,306,154        3,084,213          147,593         (165,954)
                                                              ---------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                          13,233,121        5,048,320           82,787          826,439
                                                              ---------------------------------------------------------------

Increase (decrease) in net assets                               34,852,918       10,525,916          189,262          679,820
Net assets at beginning of period                               46,577,219       25,956,048        2,219,782       23,419,332
                                                              ---------------------------------------------------------------
Net assets at end of period                                   $ 81,430,137     $ 36,481,964     $  2,409,044     $ 24,099,152
                                                              ===============================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    110,612           88,490           10,143          118,126
     Units redeemed                                                (26,241)         (22,048)         (15,928)         (44,041)
     Units transferred                                             307,559          103,104           10,756          (11,383)
                                                              ---------------------------------------------------------------

Increase (decrease) in units outstanding                           391,930          169,546            4,971           62,702
Beginning units                                                  1,494,585          949,160          187,548        1,752,330
                                                              ---------------------------------------------------------------

Ending units                                                     1,886,515        1,118,706          192,519        1,815,032
                                                              ===============================================================


                                                            International
                                                             Diversified        Global         Aggressive
                                                               Equities        Equities          Growth
                                                              Portfolio        Portfolio        Portfolio
                                                            ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $   (180,039)    $   (108,261)    $    (71,746)
     Net realized gains (losses) from
         securities transactions                               7,690,340        1,831,757        2,407,209
     Change in net unrealized appreciation/
         depreciation of investments                           2,365,837        3,288,123        6,300,205
                                                            ----------------------------------------------

         Increase (decrease) in net assets from operations     9,876,138        5,011,619        8,635,668
                                                            ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                              1,545,244        1,613,612        1,282,689
     Cost of units redeemed                                     (467,985)        (561,439)        (388,513)
     Net transfers                                           (15,868,674)         358,790        3,162,021
                                                            ----------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                       (14,791,415)       1,410,963        4,056,197
                                                            ----------------------------------------------

Increase (decrease) in net assets                             (4,915,277)       6,422,582       12,691,865
Net assets at beginning of period                             57,791,818       35,202,010       12,285,342
                                                            ----------------------------------------------
Net assets at end of period                                 $ 52,876,541     $ 41,624,592     $ 24,977,207
                                                            ==============================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  101,538           68,715           66,102
     Units redeemed                                              (30,425)         (23,129)         (18,562)
     Units transferred                                          (945,188)        (104,802)         206,218
                                                            ----------------------------------------------

Increase (decrease) in units outstanding                        (874,075)         (59,216)         253,758
Beginning units                                                4,003,753        1,626,029          774,082
                                                            ----------------------------------------------
Ending units                                                   3,129,678        1,566,813        1,027,840
                                                            ==============================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE THREE MONTH PERIOD FROM OCTOBER 1, 1999 TO
                                DECEMBER 31, 1999
                                   (Continued)

                                                                   Venture          Federated        Alliance           Growth-
                                                                    Value             Value           Growth            Income
                                                                  Portfolio         Portfolio        Portfolio         Portfolio
                                                              ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $    (366,315)    $     (59,450)    $    (499,007)    $    (396,360)
     Net realized gains (losses) from
         securities transactions                                    564,411            34,066         1,277,068           329,864
     Change in net unrealized appreciation/
         depreciation of investments                              9,899,406           903,243        24,248,103        17,860,496
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets from operations       10,097,502           877,859        25,026,164        17,794,000
                                                              ------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 5,029,869         1,379,665         9,162,805         8,143,458
     Cost of units redeemed                                      (1,967,647)         (438,473)       (3,982,118)       (2,926,109)
     Net transfers                                                5,982,583         1,578,013         7,557,100         3,722,227
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                            9,044,805         2,519,205        12,737,787         8,939,576
                                                              ------------------------------------------------------------------

Increase (decrease) in net assets                                19,142,307         3,397,064        37,763,951        26,733,576
Net assets at beginning of period                                86,981,135        14,419,285       111,666,442        91,525,440
                                                              ------------------------------------------------------------------
Net assets at end of period                                   $ 106,123,442     $  17,816,349     $ 149,430,393     $ 118,259,016
                                                              ===================================================================
<
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     190,400            84,648           208,104           248,555
     Units redeemed                                                 (74,318)          (27,047)          (90,304)          (90,536)
     Units transferred                                              222,590            93,804           175,749           113,669
                                                              ------------------------------------------------------------------

Increase (decrease) in units outstanding                            338,672           151,405           293,549           271,688
Beginning units                                                   3,467,570           903,640         2,783,849         3,021,724
                                                              ------------------------------------------------------------------

Ending units                                                      3,806,242         1,055,045         3,077,398         3,293,412
                                                              ===================================================================


                                                                    Asset          SunAmerica
                                                                  Allocation        Balanced           Utility
                                                                  Portfolio         Portfolio         Portfolio
                                                                ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $    (124,931)    $    (165,540)    $     (46,097)
     Net realized gains (losses) from
         securities transactions                                      (95,909)           66,226            42,708
     Change in net unrealized appreciation/
         depreciation of investments                                3,003,766         6,101,554           354,281
                                                                ------------------------------------------------

         Increase (decrease) in net assets from operations          2,782,926         6,002,240           350,892
                                                                ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                   1,045,271         4,280,137           920,440
     Cost of units redeemed                                          (682,776)         (992,389)         (194,218)
     Net transfers                                                   (832,888)          939,679           (33,900)
                                                                ------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                               (470,393)        4,227,427           692,322
                                                                ------------------------------------------------

Increase (decrease) in net assets                                   2,312,533        10,229,667         1,043,214
Net assets at beginning of period                                  31,640,174        38,841,058        11,067,399
                                                                ------------------------------------------------
Net assets at end of period                                     $  33,952,707     $  49,070,725     $  12,110,613
                                                                =================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        54,821           235,653            61,008
     Units redeemed                                                   (35,975)          (54,517)          (12,813)
     Units transferred                                                (44,380)           50,427               259
                                                                ------------------------------------------------

Increase (decrease) in units outstanding                              (25,534)          231,563            48,454
Beginning units                                                     1,739,341         2,260,344           753,305
                                                                ------------------------------------------------

Ending units                                                        1,713,807         2,491,907           801,759
                                                                =================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE THREE MONTH PERIOD FROM OCTOBER 1, 1999 TO
                                DECEMBER 31, 1999
                                   (Continued)

                                                                 Worldwide         High-Yield        Global           Corporate
                                                                High Income           Bond            Bond              Bond
                                                                 Portfolio          Portfolio       Portfolio         Portfolio
                                                              -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $     (20,164)    $     (62,591)    $     (21,590)    $     (53,052)
     Net realized gains (losses) from
         securities transactions                                    (93,091)         (141,415)          (70,929)          (78,647)
     Change in net unrealized appreciation/
         depreciation of investments                                537,979           571,323            93,969           107,055
                                                              -------------------------------------------------------------------

         Increase (decrease) in net assets from operations          424,724           367,317             1,450           (24,644)
                                                              -------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                   137,410         1,340,392           423,172         1,480,472
     Cost of units redeemed                                        (205,529)         (828,644)         (969,557)         (493,044)
     Net transfers                                                 (209,624)          215,026          (169,535)       (1,123,633)
                                                              -------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                             (277,743)          726,774          (715,920)         (136,205)
                                                              -------------------------------------------------------------------

Increase (decrease) in net assets                                   146,981         1,094,091          (714,470)         (160,849)
Net assets at beginning of period                                 5,340,698        16,177,218         6,226,797        14,458,734
                                                              -------------------------------------------------------------------
Net assets at end of period                                   $   5,487,679     $  17,271,309     $   5,512,327     $  14,297,885
                                                              ===================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       8,990            91,172            30,122           115,960
     Units redeemed                                                 (13,505)          (56,705)          (68,800)          (38,577)
     Units transferred                                              (14,817)           14,888           (12,047)          (88,441)
                                                              -------------------------------------------------------------------

Increase (decrease) in units outstanding                            (19,332)           49,355           (50,725)          (11,058)
Beginning units                                                     368,951         1,111,851           441,986         1,131,336
                                                              -------------------------------------------------------------------

Ending units                                                        349,619         1,161,206           391,261         1,120,278
                                                              ===================================================================


                                                                    "Dogs" of           Cash
                                                                   Wall Street        Management
                                                                    Portfolio         Portfolio            TOTAL
                                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $     (37,870)    $    (241,408)    $  (2,912,107)
     Net realized gains (losses) from
         securities transactions                                       (148,356)          750,348        20,697,959
     Change in net unrealized appreciation/
         depreciation of investments                                   (179,358)           99,574        96,738,182
                                                                  -------------------------------------------------

         Increase (decrease) in net assets from operations             (365,584)          608,514       114,524,034
                                                                  -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                       415,651        16,571,118        62,984,416
     Cost of units redeemed                                          (1,315,538)       (2,699,071)      (21,507,400)
     Net transfers                                                      460,889       (27,398,836)       (8,288,756)
                                                                  -------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                                 (438,998)      (13,526,789)       33,188,260
                                                                  -------------------------------------------------

Increase (decrease) in net assets                                      (804,582)      (12,918,275)      147,712,294
Net assets at beginning of period                                    10,883,432        72,149,136       714,828,499
                                                                  -------------------------------------------------
Net assets at end of period                                       $  10,078,850     $  59,230,861     $ 862,540,793
                                                                  =================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          45,316         1,360,071         3,298,546
     Units redeemed                                                    (141,670)         (221,544)       (1,106,685)
     Units transferred                                                   53,775        (2,249,129)       (2,117,389)
                                                                  -------------------------------------------------

Increase (decrease) in units outstanding                                (42,579)       (1,110,602)           74,472
Beginning units                                                       1,163,744         5,940,012        35,875,140
                                                                  -------------------------------------------------

Ending units                                                          1,121,165         4,829,410        35,949,612
                                                                  =================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1999

                                                                                                                    Government
                                                        Capital                                  Natural               and
                                                      Appreciation          Growth              Resources          Quality Bond
                                                       Portfolio           Portfolio            Portfolio            Portfolio
                                                      --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                      $ 1,464,146         $ 1,443,755          $      (371)       $    812,039
     Net realized gains (losses) from
         securities transactions                         7,716,588           1,278,816             (104,993)            124,953
     Change in net unrealized appreciation/
         depreciation of investments                     3,500,320           1,276,947              531,762          (1,440,592)
                                                      --------------------------------------------------------------------------
         Increase (decrease) in net assets from
           operations                                   12,681,054           3,999,518              426,398            (503,600)
                                                      --------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                       11,659,956          10,443,086              563,694          11,241,673
     Cost of units redeemed                             (2,492,997)         (1,587,647)            (415,964)         (1,829,653)
     Net transfers                                       3,583,785            (953,846)             (84,221)         (1,463,633)
                                                      --------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                  12,750,744           7,901,593               63,509           7,948,387
                                                      --------------------------------------------------------------------------
Increase (decrease) in net assets                       25,431,798          11,901,111              489,907           7,444,787
Net assets at beginning of period                       21,145,421          14,054,937            1,729,875          15,974,545
                                                      --------------------------------------------------------------------------
Net assets at end of period                           $ 46,577,219        $ 25,956,048          $ 2,219,782        $ 23,419,332
                                                      ==========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                            425,545             383,934               51,912             831,181
     Units redeemed                                        (90,947)            (59,520)             (37,655)           (135,746)
     Units transferred                                     142,343             (40,459)             (11,525)           (107,687)
                                                      --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   476,941             283,955                2,732             587,748
Beginning units                                          1,017,644             665,205              184,816           1,164,582
                                                      --------------------------------------------------------------------------
Ending units                                             1,494,585             949,160              187,548           1,752,330
                                                      ==========================================================================


                                                     International
                                                      Diversified           Global             Aggressive
                                                        Equities           Equities              Growth
                                                       Portfolio           Portfolio            Portfolio
                                                   -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                   $    933,489        $  2,433,260         $    845,662
     Net realized gains (losses) from
         securities transactions                      10,298,407           1,740,712            2,189,660
     Change in net unrealized appreciation/
         depreciation of investments                   1,004,464           1,065,639              503,675
                                                   -------------------------------------------------------
         Increase (decrease) in net assets from
           operations                                 12,236,360           5,239,611            3,538,997
                                                   -------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                      5,601,770          15,209,171            5,550,035
     Cost of units redeemed                           (2,030,068)         (1,357,976)            (499,172)
     Net transfers                                    24,885,595           5,904,173           (2,029,613)
                                                   -------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                28,457,297          19,755,368            3,021,250
                                                   -------------------------------------------------------
Increase (decrease) in net assets                     40,693,657          24,994,979            6,560,247
Net assets at beginning of period                     17,098,161          10,207,031            5,725,095
                                                   -------------------------------------------------------
Net assets at end of period                         $ 57,791,818        $ 35,202,010         $ 12,285,342
                                                   =======================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                          395,001             738,608              377,923
     Units redeemed                                     (148,884)            (65,282)             (33,386)
     Units transferred                                 2,350,864             333,215             (134,211)
                                                   -------------------------------------------------------
Increase (decrease) in units outstanding               2,596,981           1,006,541              210,326
Beginning units                                        1,406,772             619,488              563,756
                                                   -------------------------------------------------------
Ending units                                           4,003,753           1,626,029              774,082
                                                   =======================================================

See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1999
                                   (Continued)

                                                       Venture            Federated            Alliance             Growth-
                                                        Value               Value               Growth              Income
                                                      Portfolio           Portfolio            Portfolio           Portfolio
                                                    -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                   $ 2,581,049        $    492,152        $   8,228,777         $ 3,545,502
     Net realized gains (losses) from
         securities transactions                      1,921,691             587,196            4,691,250           1,434,224
     Change in net unrealized appreciation/
         depreciation of investments                  9,537,797              16,799            8,876,114          12,494,307
                                                    -------------------------------------------------------------------------

         Increase (decrease) in net assets from
           operations                                14,040,537           1,096,147           21,796,141          17,474,033
                                                    -------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                    22,987,514           4,866,473           44,843,766          32,139,561
     Cost of units redeemed                          (6,534,403)         (1,187,071)          (6,806,096)         (5,123,126)
     Net transfers                                   (2,186,605)            811,460            7,439,564           4,947,933
                                                    -------------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions               14,266,506           4,490,862           45,477,234          31,964,368
                                                    -------------------------------------------------------------------------

Increase (decrease) in net assets                    28,307,043           5,587,009           67,273,375          49,438,401
Net assets at beginning of period                    58,674,092           8,832,276           44,393,067          42,087,039
                                                    -------------------------------------------------------------------------
Net assets at end of period                          86,981,135        $ 14,419,285        $ 111,666,442        $ 91,525,440
                                                    =========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                         917,108             292,496            1,155,366           1,102,602
     Units redeemed                                    (260,818)            (71,439)            (175,280)           (176,789)
     Units transferred                                  (91,538)             49,927              221,145             173,547
                                                    -------------------------------------------------------------------------

Increase (decrease) in units outstanding                564,752             270,984            1,201,231           1,099,360
Beginning units                                       2,902,818             632,656            1,582,618           1,922,364
                                                    -------------------------------------------------------------------------

Ending units                                          3,467,570             903,640            2,783,849           3,021,724
                                                    =========================================================================


                                                         Asset             SunAmerica
                                                      Allocation            Balanced              Utility
                                                       Portfolio            Portfolio            Portfolio
                                                    ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                    $ 2,186,436        $    279,625         $    485,972
     Net realized gains (losses) from
         securities transactions                        (265,147)            260,826              136,024
     Change in net unrealized appreciation/
         depreciation of investments                     (86,376)          2,989,117             (504,632)
                                                    ------------------------------------------------------

         Increase (decrease) in net assets from
           operations                                  1,834,913           3,529,568              117,364
                                                    ------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                      7,623,739          18,767,800            5,158,530
     Cost of units redeemed                           (3,611,828)         (1,872,035)            (520,170)
     Net transfers                                    (5,431,075)          3,797,583               64,897
                                                    ------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions                (1,419,164)         20,693,348            4,703,257
                                                    ------------------------------------------------------

Increase (decrease) in net assets                        415,749          24,222,916            4,820,621
Net assets at beginning of period                     31,224,425          14,618,142            6,246,778
                                                    ------------------------------------------------------
Net assets at end of period                         $ 31,640,174        $ 38,841,058         $ 11,067,399
                                                    ======================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                          412,851           1,115,508              348,029
     Units redeemed                                     (195,062)           (110,680)             (34,917)
     Units transferred                                  (293,669)            233,771                 (260)
                                                    ------------------------------------------------------

Increase (decrease) in units outstanding                 (75,880)          1,238,599              312,852
Beginning units                                        1,815,221           1,021,745              440,453
                                                    ------------------------------------------------------

Ending units                                           1,739,341           2,260,344              753,305
                                                    ======================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1999
                                   (Continued)

                                                    Worldwide          High-Yield             Global            Corporate
                                                   High Income            Bond                 Bond                Bond
                                                    Portfolio           Portfolio            Portfolio           Portfolio
                                                  -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                 $   563,830        $  1,423,541          $   400,804        $    456,432
     Net realized gains (losses) from
         securities transactions                     (465,441)           (308,100)              12,970              18,157
     Change in net unrealized appreciation/
         depreciation of investments                  777,975            (655,388)            (580,785)           (872,628)
                                                  -------------------------------------------------------------------------

         Increase (decrease) in net assets from
           operations                                 876,364             460,053             (167,011)           (398,039)
                                                  -------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                     898,942           7,016,765            2,054,007           5,959,933
     Cost of units redeemed                          (638,930)         (2,197,129)            (993,690)           (782,529)
     Net transfers                                 (1,038,232)         (3,875,030)              55,442            (123,750)
                                                  -------------------------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions               (778,220)            944,606            1,115,759           5,053,654
                                                  -------------------------------------------------------------------------

Increase (decrease) in net assets                      98,144           1,404,659              948,748           4,655,615
Net assets at beginning of period                   5,242,554          14,772,559            5,278,049           9,803,119
                                                  -------------------------------------------------------------------------
Net assets at end of period                       $ 5,340,698        $ 16,177,218          $ 6,226,797        $ 14,458,734
                                                  =========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                        65,870             483,445              142,849             457,920
     Units redeemed                                   (45,804)           (150,926)             (69,929)            (60,311)
     Units transferred                                (77,391)           (261,404)               3,310              (9,809)
                                                  -------------------------------------------------------------------------

Increase (decrease) in units outstanding              (57,325)             71,115               76,230             387,800
Beginning units                                       426,276           1,040,736              365,756             743,536
                                                  -------------------------------------------------------------------------

Ending units                                          368,951           1,111,851              441,986           1,131,336
                                                  =========================================================================

                                                   "Dogs" of              Cash
                                                  Wall Street          Management
                                                   Portfolio            Portfolio             TOTAL
                                                  ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                 $    201,398        $    468,640        $  29,246,138
     Net realized gains (losses) from
         securities transactions                        96,296           1,099,440           32,463,529
     Change in net unrealized appreciation/
         depreciation of investments                   156,813             (48,945)          38,542,383
                                                  ------------------------------------------------------

         Increase (decrease) in net assets from
           operations                                  454,507           1,519,135          100,252,050
                                                  ------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                    4,955,018          70,055,973          287,597,406
     Cost of units redeemed                         (2,213,519)         (6,243,254)         (48,937,257)
     Net transfers                                     818,340         (14,756,024)          20,366,743
                                                  ------------------------------------------------------

         Increase (decrease) in net assets
             from capital transactions               3,559,839          49,056,695          259,026,892
                                                  ------------------------------------------------------

Increase (decrease) in net assets                    4,014,346          50,575,830          359,278,942
Net assets at beginning of period                    6,869,086          21,573,306          355,549,557
                                                  ------------------------------------------------------
Net assets at end of period                       $ 10,883,432        $ 72,149,136        $ 714,828,499
                                                  ======================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                        512,293           5,868,418           16,078,859
     Units redeemed                                   (221,004)           (521,183)          (2,665,562)
     Units transferred                                  85,010          (1,239,771)           1,325,408
                                                  ------------------------------------------------------

Increase (decrease) in units outstanding               376,299           4,107,464           14,738,705
Beginning units                                        787,445           1,832,548           21,136,435
                                                  ------------------------------------------------------

Ending units                                         1,163,744           5,940,012           35,875,140
                                                  ======================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Annuity Account Four of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is composed of twenty variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust (the "Anchor Trust") or (2) one of the sixteen currently available investment portfolios of SunAmerica Series Trust (the "SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (collectively referred to as the "Trusts") are diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the trusts. The participant may elect to have investments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not part of the Separate Account. The financial statements include balances allocated by the participant to the twenty Variable Accounts and do not include balances allocated to the General Account.

        The Variable Accounts became initially available for sale on August 19, 1996. The inception dates for the twenty individual Portfolios were as follows: April 1, 1998 for the "Dogs" of Wall Street Portfolio; September 23, 1996 for the High-Yield Bond and Corporate Bond Portfolios; September 16, 1996 for the Government and Quality Bond, Asset Allocation, SunAmerica Balanced and Utility Portfolios; September 12, 1996 for the Natural Resources, International Diversified Equities and Alliance Growth Portfolios; September 6, 1996 for the Growth, Federated Value and Growth-Income Portfolios; September 5, 1996 for the Cash Management Portfolio; September 4, 1996 for the Global Bond Portfolio; August 29, 1996 for the Aggressive Growth Portfolio; and August 27, 1996 for the Capital Appreciation, Global Equities, Venture Value and Worldwide High Income Portfolios.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

        Anchor Trust has portfolios in addition to those identified above, however, none of these other portfolios are currently available for investment under the Separate Account.

        The investment objectives and policies of the sixteen portfolios of the SunAmerica Trust are summarized below:

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small companies with market capitalizations under $1 billion.

        The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

        The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        SunAmerica Trust has portfolios in addition to those identified above, however, none of these other portfolios are currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS

2. CHARGES AND DEDUCTIONS

        There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company's current practice is to delay charging for these taxes until annuity payments begin or a full surrender is made. In the future, the Company may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

        MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge of 0.90% is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges of 0.12% and 0.35%, respectively, are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The distribution expense charge is for all expenses associated with the distribution of the contract.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS

3. INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

        The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the three month period from October 1, 1999 to December 31, 1999 consist of the following:

                                                            Cost of Shares           Proceeds from
        Portfolio Investment                                   Acquired               Shares Sold
        --------------------                                --------------           -------------
        ANCHOR TRUST
        Capital Appreciation Portfolio                       $ 66,556,579            $ 53,562,346
        Growth Portfolio                                        8,539,088               3,607,179
        Natural Resources Portfolio                             2,474,966               2,401,965
        Government & Quality Bond Portfolio                     3,090,290               2,356,452

        SUNAMERICA TRUST
        International Diversified Equities Portfolio          498,298,757             513,270,211
        Global Equities Portfolio                             148,107,893             146,805,191
        Aggressive Growth Portfolio                            18,960,693              14,976,242
        Venture Value Portfolio                                13,867,579               5,189,089
        Federated Value Portfolio                               4,155,105               1,695,350
        Alliance Growth Portfolio                              20,512,857               8,274,077
        Growth-Income Portfolio                                10,790,136               2,246,920
        Asset Allocation Portfolio                                848,226               1,443,550
        SunAmerica Balanced Portfolio                           4,530,500                 468,613
        Federated Utility Portfolio                             1,850,119               1,203,894
        Worldwide High Income Portfolio                           248,905                 546,812
        High Yield Bond Portfolio                               2,062,969               1,398,786
        Global Bond Portfolio                                     592,472               1,329,982
        Corporate Bond Portfolio                                1,525,078               1,714,335
        "Dogs" of Wall Street Portfolio                         2,009,493               2,486,361
        Cash Management Portfolio                             303,598,643             317,366,840

4. FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        NOTES TO THE FINANCIAL STATEMENTS

5. FISCAL YEAR CHANGE

        Effective December 31, 1999, the Separate Account changed its fiscal year end from September 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year.

        Results for the comparable prior period are summarized below.



                                                       Three Months Ended
                                                        December 31, 1998
                                                       ------------------
        Net investment loss                               $(1,594,866)

        Net realized gains
            from securities transactions                     2,863,883

        Change in net unrealized appreciation/
            depreciation of investments                      6,142,579
                                                          ------------
        Increase in net assets from operations            $ 67,411,596
                                                          ============



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